UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock Strategic Global Bond Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value
Common Stocks — 0.0%

Netherlands — 0.0%
NXP Semiconductors NV		600	$51,300

Total Common Stocks — 0.0% (Cost — $63,041)			51,300

	Par (000)
Asset-Backed Securities — 3.9%
Allegro CLO VI Ltd., Series 2017-2A, Class A, 3.47%, 01/17/31(a)(b)	USD	400	398,562
AMMC CLO XII Ltd., Series 2013-12A, Class AR, 3.54%, 11/10/30(a)(b)		500	500,389
Anchorage Capital CLO Ltd., Class A(a)(b):
Series 2014-3RA, 3.39%, 01/28/31		400	399,259
Series 2014-4RA, 3.39%, 01/28/31		400	398,432
Apidos CLO XII, Series 2013-12A, Class AR, 3.42%, 04/15/31(a)(b)		500	499,178
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, 3.51%, 10/15/30(a)(b)		400	400,209
ArrowMark Colorado Holdings, Series 2017-8A, Class A1, 3.50%, 10/25/30(a)(b)		400	399,978
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.32%, 10/24/29(a)(b)		400	402,170
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 3.45%, 01/20/31(a)(b)		500	498,767
Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, (3 mo. LIBOR US + 6.10%), 8.45%, 10/20/27(a)(c)		400	401,079
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 3.60%, 07/20/30(a)(c)		400	400,843
CIFC Funding Ltd., Series 2018-1A, Class A, 3.16%, 04/18/31(a)(b)		400	397,828
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 3.46%, 01/15/31(a)(b)		600	598,539
LCM Ltd., Series 26A, Class A1, 3.42%, 01/20/31(a)(b)		600	599,148
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 8.80%, 07/23/29(a)(b)		400	401,053
Navient Private Education Loan Trust, Series 2016-AA, Class B, 3.50%, 12/16/58(a)(b)		125	120,700
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, 3.50%, 10/18/30(a)(b)		550	550,650

Security	Par (000)		Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 8.54%, 11/14/29(a)(b)	USD	600	$605,687
Rockford Tower CLO Ltd.(a):
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 7.74%, 04/15/29(c)		400	401,030
Series 2017-3A, Class A, 3.54%, 10/20/30(b)		400	400,168
RR 3, Ltd., Series 2018-3A, Class A1R2, 3.43%, 01/15/30(a)(b)		400	399,425
Shackleton CLO, Ltd., Series 2013-3A, Class AR, 3.46%, 07/15/30(a)(b)		400	398,397
Steele Creek CLO Ltd., Series 2017-1A, Class A, 3.59%, 01/15/30(a)(b)		400	400,282
Tiaa CLO III Ltd., Series 2017-2A, Class A, 3.49%, 01/16/31(a)(b)		400	399,349
Voya CLO Ltd., Series 2017-4A, Class A1, 3.50%, 10/15/30(a)(b)		400	400,079
Wellfleet CLO Ltd., Series 2017-3A, Class A1, 3.49%, 01/17/31(a)(b)		400	399,335
York CLO-2 Ltd., Series 2015-1A, Class AR, 3.50%, 01/22/31(a)(b)		600	599,414

Total Asset-Backed Securities — 3.9% (Cost — $11,802,189)			11,769,950

Corporate Bonds — 24.4%

Argentina — 0.6%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(a)		155	149,110
Arcor SAIC, 6.00%, 07/06/23(a)		101	100,874
Banco Hipotecario SA, 38.56%, 11/07/22(a)(b)	ARS	8,302	141,180
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)	USD	390	331,500
Genneia SA, 8.75%, 01/20/22(a)		518	482,258
Tarjeta Naranja SA (Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 37.31%, 04/11/22(a)(c)		358	120,825
Tecpetrol SA, 4.88%, 12/12/22(a)		225	204,188
YPF SA:
8.75%, 04/04/24		79	78,763
8.75%, 04/04/24(a)		338	336,986

			1,945,684
Australia — 0.3%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23		180	182,759
Macquarie Bank Ltd., 2.40%, 01/21/20(a)		30	29,633

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Australia (continued)
Westpac Banking Corp., 2.80%, 01/11/22	USD	570	$557,172

			769,564
Austria — 0.2%
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(a)		224	229,042
Suzano Austria GmbH, 6.00%, 01/15/29(a)		517	519,068

			748,110
Belgium — 0.0%
KBC Group NV, 1.00%, 04/26/21	EUR	100	118,281

Bermuda — 0.1%
Inkia Energy Ltd., 5.88%, 11/09/27(a)	USD	400	380,004

Brazil — 0.1%
Odebrecht Offshore Drilling Finance(a):
6.72%, 12/01/22	BRL	145	135,990
7.72%, 12/01/26(d)		5	1,400
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(e)(f)		26	370
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(d)	USD	200	206,000

			343,760
Canada — 0.5%
Frontera Energy Corp., 9.70%, 06/25/23(a)		383	401,672
Largo Resources Ltd., 9.25%, 06/01/21(a)		45	47,025
Stoneway Capital Corp.:
10.00%, 03/01/27(a)		595	575,972
10.00%, 03/01/27		289	280,051
Transcanada Trust, Series 16-A, (3 mo. LIBOR US + 4.64%), 5.88%, 08/15/76(g)		57	58,211

			1,362,931
Cayman Islands — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		459	427,831
Gol Finance, Inc., 7.00%, 01/31/25(a)		646	521,651
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(a)		150	146,666

Security	Par (000)		Value
Cayman Islands (continued)
Tencent Holdings Ltd., 3.60%, 01/19/28(a)	USD	331	$313,296

			1,409,444
Colombia — 0.1%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		285	283,931

Denmark — 0.0%
Nykredit Realkredit A/S, 0.75%, 07/14/21	EUR	100	117,324

France — 0.8%
BNP Paribas Cardif SA, 1.00%, 11/29/24		200	219,942
BNP Paribas SA(a):
3.50%, 03/01/23	USD	400	390,155
4.38%, 05/12/26		250	243,436
4.63%, 03/13/27		695	686,016
BPCE SA, 3.50%, 10/23/27(a)		500	455,657
Credit Mutuel Arkea SA, 1.88%, 10/25/29(b)	EUR	100	109,398
RTE Reseau de Transport d’Electricite SADIR, 2.13%, 09/27/38		100	116,411
Teleperformance, 1.88%, 07/02/25		100	116,094

			2,337,109
Germany — 0.6%
Commerzbank AG, 8.13%, 09/19/23(a)	USD	500	570,196
Deutsche Bank AG:
2.70%, 07/13/20		459	449,620
3.38%, 05/12/21		170	166,871
4.88%, 12/01/32(b)		200	177,710
DVB Bank SE, 1.25%, 04/22/20	EUR	100	117,532
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(b)		200	236,274
Volkswagen Bank GmbH, 0.63%, 09/08/21		100	116,302
Volkswagen Financial Services AG, 0.38%, 04/12/21		62	72,054

			1,906,559
Ireland — 0.2%
Abbott Ireland Financing DAC, 1.50%, 09/27/26		100	115,783
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 07/01/20	USD	350	353,530

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Ireland (continued)
Bank of Ireland Group PLC, 3.13%, 09/19/27(b)	GBP	100	$125,570

			594,883
Italy — 0.5%
Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/28(b)	EUR	100	94,029
Intesa Sanpaolo SpA:
5.02%, 06/26/24(a)	USD	1,050	947,505
1.75%, 03/20/28	EUR	160	166,485
Telecom Italia SpA, 5.30%, 05/30/24(a)	USD	325	316,469

			1,524,488
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc., 3.54%, 07/26/21		50	50,039
Sumitomo Mitsui Financial Group, Inc., 2.85%, 01/11/22		340	331,670

			381,709
Jersey — 0.0%
Aptiv PLC, 4.25%, 01/15/26		98	97,387

Luxembourg — 0.9%
Actavis Funding SCS, 3.85%, 06/15/24		350	346,184
Allergan Funding SCS, 3.45%, 03/15/22		59	58,605
ArcelorMittal, 2.88%, 07/06/20	EUR	100	121,624
European Financial Stability Facility, 0.88%, 07/26/27		270	316,195
Gilex Holding Sarl, 8.50%, 05/02/23(a)	USD	316	327,458
Hidrovias International Finance SARL, 5.95%, 01/24/25(a)		225	205,315
Klabin Finance SA, 4.88%, 09/19/27(a)		258	229,620
Nvent Finance Sarl, 3.95%, 04/15/23(a)		355	348,738
Puma International Financing SA, 5.00%, 01/24/26(a)		295	248,450
Rumo Luxembourg Sarl(a):
7.38%, 02/09/24		211	215,568
5.88%, 01/18/25		248	230,022

			2,647,779
Mexico — 1.5%
Axtel SAB de CV, 6.38%, 11/14/24(a)		450	443,907
Cydsa SAB de CV, 6.25%, 10/04/27(a)		510	485,775
Grupo Bimbo SAB de CV, 5.95%(a)(b)(e)		203	203,508
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		373	358,080
Mexichem SAB de CV, 5.50%, 01/15/48(a)		200	183,752
Petroleos Mexicanos:
5.50%, 01/21/21		423	436,498
6.38%, 02/04/21		100	104,851
1.88%, 04/21/22	EUR	100	114,375

Security		Par (000)	Value
Mexico (continued)
Petroleos Mexicanos (continued):
4.63%, 09/21/23	USD	200	$198,200
4.88%, 01/18/24		190	189,240
6.88%, 08/04/26		60	63,294
5.35%, 02/12/28(a)		1,160	1,093,300
5.50%, 06/27/44		200	169,280
6.75%, 09/21/47		349	333,012
Unifin Financiera SAB de CV SOFOM ENR, 8.88%(a)(b)(e)		200	187,002

			4,564,074
Netherlands — 2.1%
ABN AMRO Bank NV:
6.38%, 04/27/21	EUR	100	133,777
3.40%, 08/27/21(a)	USD	605	602,604
Bayer Capital Corp. BV, 1.50%, 06/26/26	EUR	100	115,647
Deutsche Telekom International Finance BV, 1.95%, 09/19/21(a)	USD	162	154,811
ING Bank NV, 5.80%, 09/25/23(a)		400	421,739
ING Groep NV:
4.70%, 03/22/28(b)		200	197,854
2.00%, 09/20/28	EUR	200	232,404
NXP BV/NXP Funding LLC(a):
4.13%, 06/01/21	USD	1,780	1,778,078
3.88%, 09/01/22		300	297,000
Petrobras Global Finance BV:
6.13%, 01/17/22		177	182,726
8.75%, 05/23/26		421	460,995
7.38%, 01/17/27		421	426,326
6.00%, 01/27/28		421	388,372
Shell International Finance BV, 2.25%, 11/10/20		60	59,092
Syngenta Finance NV, 4.44%, 04/24/23(a)		200	198,781
Volkswagen International Finance NV:
4.00%, 08/12/20(a)		400	403,718
2.00%, 03/26/21	EUR	25	30,258
Series 4Y, 0.50%, 03/30/21		100	116,639

			6,200,821
Panama — 0.1%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	202	202,000
Carnival Corp., 3.95%, 10/15/20		70	71,002

			273,002
South Africa — 0.2%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)		509	506,887

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Spain — 0.1%
Banco de Sabadell SA, 5.63%, 05/06/26	EUR	100	$132,469
Bankia SA, 6.38%(b)(e)		200	235,693

			368,162
Sweden — 0.1%
Nordea Bank AB, 3.75%, 08/30/23(a)	USD	335	332,014
Telia Co. AB, 4.75%, 11/16/21	EUR	62	81,956

			413,970
Switzerland — 0.8%
Credit Suisse Group AG:
7.25%(a)(b)(e)	USD	425	426,594
(5 year USD Swap + 4.60%), 7.50%(e)(g)		200	210,488
3.57%, 01/09/23(a)		250	244,999
3.87%, 01/12/29(a)(b)		250	235,082
UBS Group Funding Switzerland AG(a):
2.95%, 09/24/20		500	495,250
4.25%, 03/23/28		650	644,076

			2,256,489
Turkey — 0.1%
Petkim Petrokimya Holding, 5.88%, 01/26/23(a)		200	184,000

United Kingdom — 1.6%
Barclays PLC:
1.88%, 03/23/21	EUR	100	119,996
4.34%, 05/16/24(b)	USD	750	740,918
5.20%, 05/12/26		200	196,512
BP Capital Markets PLC:
1.68%, 05/03/19		55	54,682
2.24%, 05/10/19		10	9,975
HSBC Holdings PLC, 3.60%, 05/25/23		350	346,519
Lloyds Bank PLC, 1.00%, 11/19/21	EUR	221	262,630
Lloyds Banking Group PLC, 4.05%, 08/16/23	USD	300	298,024
MARB BondCo PLC, 6.88%, 01/19/25(a)		775	720,750
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23		453	440,027
Santander UK PLC, 5.00%, 11/07/23(a)		200	201,617
Schlumberger Oilfield UK PLC, 4.20%, 01/15/21(a)		30	30,447
Sky PLC, 3.75%, 09/16/24(a)		215	214,434
Standard Chartered PLC:
1.63%, 06/13/21	EUR	100	120,378
4.25%, 01/20/23(a)(b)(h)	USD	365	364,592
Vodafone Group PLC:
3.75%, 01/16/24		560	553,654

Security		Par (000)	Value
United Kingdom (continued)
Vodafone Group PLC (continued):
5.25%, 05/30/48	USD	130	$130,519

			4,805,674
United States — 12.3%
Abbott Laboratories, 2.80%, 09/15/20		60	59,421
AbbVie, Inc., 4.70%, 05/14/45		85	81,667
AEP Transmission Co. LLC, 4.25%, 09/15/48		100	99,801
Agilent Technologies, Inc., 3.05%, 09/22/26		10	9,306
Allergan Finance LLC, 3.25%, 10/01/22		60	58,910
American Airlines Pass-Through Trust, Series 2015-2, Class B, 4.40%, 09/22/23		96	95,741
Amgen, Inc., 3.63%, 05/15/22		89	89,463
Anadarko Petroleum Corp., 4.85%, 03/15/21		70	71,939
Analog Devices, Inc.:
2.95%, 01/12/21		60	59,475
5.30%, 12/15/45		135	144,238
Andeavor Logistics LP, Series A, 6.88%(b)(e)		700	703,150
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
5.25%, 01/15/25		300	307,254
5.20%, 12/01/47		81	80,887
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		90	88,693
2.63%, 01/17/23		115	110,456
4.90%, 02/01/46		170	171,925
AT&T, Inc.:
5.88%, 10/01/19		70	71,985
4.30%, 02/15/30(a)		480	461,615
4.75%, 05/15/46		190	173,591
Aviation Capital Group LLC, 3.88%, 05/01/23(a)		550	544,220
AXA Equitable Holdings, Inc., 3.90%, 04/20/23(a)		43	42,686
Bank of America Corp.:
2.15%, 11/09/20		60	58,715
2.63%, 04/19/21		119	117,090
(3 mo. EURIBOR + 0.83%), 0.74%, 02/07/22(g)	EUR	327	383,457
3.55%, 03/05/24(b)	USD	210	207,589
4.20%, 08/26/24		105	105,491
3.37%, 01/23/26(b)		400	384,678
4.45%, 03/03/26		30	30,036
3.25%, 10/21/27		164	152,116
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(g)		210	202,142
3.95%, 01/23/49(b)		105	96,074

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Bank of America Corp. (continued):
Series L, 2.65%, 04/01/19	USD	60	$60,004
Series L, 3.95%, 04/21/25		190	186,029
Bank of New York Mellon Corp. (3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(g)		60	58,068
BAT Capital Corp.(a):
2.76%, 08/15/22		365	351,692
3.22%, 08/15/24		450	428,912
Baxalta, Inc., 4.00%, 06/23/25		85	84,173
Becton Dickinson & Co.:
2.68%, 12/15/19		60	59,663
3.13%, 11/08/21		10	9,841
Biogen, Inc., 3.63%, 09/15/22		30	30,072
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.13%, 01/15/25		50	46,453
Buckeye Partners LP:
3.95%, 12/01/26		260	239,717
5.60%, 10/15/44		125	116,380
Burlington Northern Santa Fe LLC, 4.15%, 12/15/48		20	19,777
Campbell Soup Co., 3.30%, 03/15/21		30	29,714
Caterpillar Financial Services Corp.:
1.90%, 03/22/19		60	59,792
2.25%, 12/01/19		10	9,930
1.70%, 08/09/21		50	47,972
Celgene Corp., 2.25%, 05/15/19		60	59,790
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/35		250	268,874
5.38%, 05/01/47		121	114,648
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		175	175,656
Cimarex Energy Co., 4.38%, 06/01/24		300	302,594
Citigroup, Inc.:
2.55%, 04/08/19		60	59,938
2.35%, 08/02/21		119	115,409
1.38%, 10/27/21	EUR	124	148,852
4.08%, 04/23/29(b)	USD	175	171,762
Coca-Cola Co., 3.15%, 11/15/20		30	30,088
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		170	207,206
Comcast Corp.:
3.55%, 05/01/28		100	95,740
3.40%, 07/15/46		60	48,546
4.00%, 03/01/48		55	49,364
Concho Resources, Inc., 3.75%, 10/01/27		120	114,540
Consolidated Edison Co. of New York, Inc., 6.65%, 04/01/19		60	61,129
Continental Resources, Inc.:
5.00%, 09/15/22		120	121,740

Security		Par (000)	Value
United States (continued)
Continental Resources, Inc. (continued):
3.80%, 06/01/24	USD	415	$406,975
Cox Communications, Inc., 4.50%, 06/30/43(a)		175	150,608
Crown Castle International Corp.:
4.88%, 04/15/22		250	257,950
5.25%, 01/15/23		275	288,301
3.20%, 09/01/24		135	128,286
3.65%, 09/01/27		105	98,652
CSC Holdings LLC, 5.25%, 06/01/24		250	244,375
CVS Health Corp.:
3.13%, 03/09/20		150	150,021
3.70%, 03/09/23		426	423,770
2.88%, 06/01/26		500	458,528
4.30%, 03/25/28		155	153,785
DaVita, Inc., 5.13%, 07/15/24		220	212,300
Delphi Corp., 4.15%, 03/15/24		175	175,346
Delta Air Lines, Inc., 3.40%, 04/19/21		633	629,099
Discovery Communications LLC, 4.88%, 04/01/43		45	42,166
DTE Electric Co., 3.75%, 08/15/47		80	74,260
DTE Energy Co., Series D, 3.70%, 08/01/23		75	74,874
Duke Energy Progress LLC, 3.70%, 09/01/28		240	237,971
Energy Transfer Equity LP:
7.50%, 10/15/20		504	539,280
4.25%, 03/15/23		285	283,219
5.88%, 01/15/24		224	235,760
Energy Transfer Partners LP:
6.05%, 06/01/41		45	47,088
5.15%, 02/01/43		170	161,539
Entergy Louisiana LLC, 4.20%, 09/01/48		105	104,067
Enterprise Products Operating LLC:
5.20%, 09/01/20		30	31,079
3.35%, 03/15/23		225	222,442
5.38%, 02/15/78(b)		121	112,066
Series E, 5.25%, 08/16/77(b)		160	149,103
Expedia Group, Inc., 5.95%, 08/15/20		30	31,356
Express Scripts Holding Co.:
2.60%, 11/30/20		60	59,047
4.75%, 11/15/21		60	61,928
Ford Motor Co., 4.35%, 12/08/26		225	211,757
Ford Motor Credit Co. LLC:
3.20%, 01/15/21		200	197,036
5.75%, 02/01/21		450	467,794
3.34%, 03/18/21		340	335,160
3.10%, 05/04/23		235	220,601
General Mills, Inc., 4.20%, 04/17/28		30	29,541
General Motors Co., 4.20%, 10/01/27		35	33,015
General Motors Financial Co., Inc.:
4.20%, 03/01/21		60	60,747
3.55%, 04/09/21		9	8,994

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
General Motors Financial Co., Inc. (continued):
3.20%, 07/06/21	USD	30	$29,625
4.38%, 09/25/21		250	254,430
3.25%, 01/05/23		355	342,325
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25		30	30,486
Goldman Sachs Group, Inc.:
7.50%, 02/15/19		195	198,384
2.75%, 09/15/20		820	811,606
2.50%, 10/18/21	EUR	124	153,417
5.25%, 07/27/21		60	62,820
3.12%, 10/31/22(b)	USD	550	552,652
3.20%, 02/23/23		286	279,735
3.50%, 11/16/26		143	135,706
3.85%, 01/26/27		122	118,363
Halfmoon Parent, Inc.(a):
3.20%, 09/17/20		630	627,688
4.13%, 11/15/25		50	49,857
Harris Corp., 3.83%, 04/27/25		285	279,525
Humana, Inc.:
2.50%, 12/15/20		20	19,631
3.15%, 12/01/22		60	58,724
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(a)		279	288,988
Hyundai Capital America(a):
2.60%, 03/19/20		1,000	985,477
3.10%, 04/05/22		305	296,409
Indiana Michigan Power Co., 4.25%, 08/15/48		55	54,185
Intercontinental Exchange Group, Inc., 4.00%, 10/15/23		130	132,863
Intercontinental Exchange, Inc.:
3.45%, 09/21/23		60	59,674
3.75%, 09/21/28		25	24,700
4.25%, 09/21/48		80	78,720
International Business Machines Corp., 2.25%, 02/19/21		105	102,880
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20		40	40,004
3.75%, 10/01/21		20	20,040
JPMorgan Chase & Co.:
1.85%, 03/22/19		120	119,561
2.63%, 04/23/21	EUR	100	123,551
2.40%, 06/07/21	USD	60	58,500
3.56%, 04/23/24(b)		250	247,393
3.80%, 07/23/24(b)		930	928,716
4.01%, 04/23/29(b)		187	183,832
4.20%, 07/23/29(b)		390	388,840

Security	Par (000)		Value
United States (continued)
Kinder Morgan Energy Partners LP:
5.00%, 03/01/43	USD	75	$73,403
5.50%, 03/01/44		100	104,009
Kraft Heinz Foods Co., 3.50%, 06/06/22		60	59,627
L3 Technologies, Inc.:
3.95%, 05/28/24		296	291,808
4.40%, 06/15/28		100	99,707
Lockheed Martin Corp.:
3.55%, 01/15/26		300	296,483
4.07%, 12/15/42		280	272,172
4.70%, 05/15/46		140	149,247
Marriott International, Inc., 2.30%, 01/15/22		40	38,355
McDonald’s Corp., 4.88%, 12/09/45		175	183,012
Medtronic, Inc., 2.50%, 03/15/20		30	29,800
Molson Coors Brewing Co., 2.10%, 07/15/21		50	48,078
Morgan Stanley:
2.80%, 06/16/20		60	59,529
2.38%, 03/31/21	EUR	253	310,019
2.50%, 04/21/21	USD	300	293,117
3.75%, 02/25/23		355	354,934
3.88%, 01/27/26		66	64,876
6.25%, 08/09/26		100	112,414
3.63%, 01/20/27		215	206,459
3.77%, 01/24/29(b)		50	47,995
MPLX LP:
4.50%, 07/15/23		300	307,580
4.88%, 06/01/25		30	30,982
NBCUniversal Media LLC, 5.15%, 04/30/20		60	61,877
Nissan Motor Acceptance Corp.(a):
2.35%, 03/04/19		25	24,963
(3 mo. LIBOR US + 1.01%), 3.34%, 03/08/19(c)		30	30,108
3.65%, 09/21/21		45	45,114
Northern Natural Gas Co., 4.30%, 01/15/49(a)		170	163,598
Northern States Power Co.:
4.00%, 08/15/45		120	117,707
4.20%, 09/01/48		80	78,657
Northrop Grumman Corp.:
2.08%, 10/15/20		15	14,670
4.03%, 10/15/47		240	225,068
Northwest Pipeline LLC, 4.00%, 04/01/27(a)		170	164,538
Patterson-UTI Energy, Inc., 3.95%, 02/01/28		106	98,071
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.90%, 02/01/24(a)		215	212,078
PepsiCo, Inc., 3.00%, 08/25/21		30	29,935
Petroleos Mexicanos, 6.63%, 06/15/35		150	149,025

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Philip Morris International, Inc., 1.88%, 11/01/19	USD	60	$59,332
Phillips 66:
2.91%, 02/26/21(b)		121	121,150
4.88%, 11/15/44		48	49,757
Public Service Electric & Gas Co., 3.65%, 09/01/28		40	39,677
QUALCOMM, Inc., 4.30%, 05/20/47		140	131,564
Raytheon Co., 7.20%, 08/15/27		20	24,968
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		29	29,146
Rockwell Collins, Inc., 3.20%, 03/15/24		180	173,736
Ryder System, Inc., 3.75%, 06/09/23		5	4,989
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		400	416,060
5.63%, 04/15/23		210	223,306
5.63%, 03/01/25		20	21,331
Sempra Energy, 2.84%, 01/15/21(b)		134	134,034
Sherwin-Williams Co., 2.25%, 05/15/20		60	59,121
Simon Property Group LP, 2.50%, 09/01/20		60	59,212
Southern Power Co., 2.89%, 12/20/20(a)(b)		60	60,013
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		75	75,011
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a):
3.36%, 09/20/21		150	149,437
4.74%, 09/20/29		950	949,572
Starbucks Corp.:
2.20%, 11/22/20		40	39,212
3.80%, 08/15/25		70	69,538
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23(a)		68	67,320
Synchrony Bank, 3.00%, 06/15/22		250	239,648
Synchrony Financial, 3.95%, 12/01/27		90	81,531
Texas Eastern Transmission LP(a):
3.50%, 01/15/28		235	221,971
4.15%, 01/15/48		105	94,484
Time Warner Cable LLC, 4.50%, 09/15/42		45	38,403
Time Warner, Inc., 4.05%, 12/15/23		160	161,044
Timken Co., 4.50%, 12/15/28		35	34,374
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 03/15/28		166	162,205
4.60%, 03/15/48		60	58,397
Tyson Foods, Inc.:
3.90%, 09/28/23		10	10,039
5.10%, 09/28/48		10	10,199
Union Pacific Corp.:
3.38%, 02/01/35		111	99,857

Security	Par (000)		Value
United States (continued)
Union Pacific Corp. (continued):
3.80%, 10/01/51	USD	85	$75,526
United Technologies Corp.:
3.35%, 08/16/21		175	174,755
4.13%, 11/16/28		445	441,961
UnitedHealth Group, Inc., 2.70%, 07/15/20		25	24,843
Verizon Communications, Inc.:
4.33%, 09/21/28(a)		620	623,320
4.40%, 11/01/34		45	43,883
4.13%, 08/15/46		125	112,140
Viacom, Inc., 4.38%, 03/15/43		30	26,182
Walt Disney Co., 1.95%, 03/04/20		30	29,592
Warner Media LLC:
3.80%, 02/15/27		305	291,751
4.65%, 06/01/44		7	6,296
Wells Fargo & Co., 2.13%, 04/22/19		30	29,905
Wells Fargo Bank NA, 3.55%, 08/14/23		530	527,517
Wyeth LLC, 5.95%, 04/01/37		25	30,305
ZF North America Capital, Inc., 4.50%, 04/29/22(a)		500	506,256

			37,159,954

Total Corporate Bonds — 24.4% (Cost — $75,705,996)			73,701,980

Floating Rate Loan Interests — 0.7%
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR + 2.00%), 4.11%, 10/04/19(c)(i)		2,100	2,099,862

Total Floating Rate Loan Interests — 0.7% (Cost — $2,099,862)			2,099,862

Foreign Agency Obligations — 25.4%

Argentina — 1.7%
Argentine Republic Government International Bond:
7.13%, 06/28/17	USD	518	402,745
6.25%, 04/22/19		423	423,639
3.38%, 10/12/20	CHF	85	80,827
6.88%, 04/22/21	USD	706	674,230
5.63%, 01/26/22		1,126	1,013,400
4.63%, 01/11/23		314	265,330
8.75%, 05/07/24		622	612,311
6.88%, 01/11/48		876	674,520
Argentina Bonar Bonds:
7.63%, 04/18/37		37	28,535
8.00%, 10/08/20		632	626,359

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)			Value
Argentina (continued)
Argentina Bonar Bonds (continued):
(Argentina Deposit Rates Badlar Pvt Banks + 2.50%), 42.73%, 03/11/19(c)	ARS	1,109		$27,160
(Argentina Deposit Rates Badlar Pvt Banks + 3.25%), 35.76%, 03/01/20(c)		2,218		55,490
9.00%, 11/29/18		—	(j)	324
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	5,667		159,712
Provincia de Rio Negro, 7.75%, 12/07/25(a)		300		225,003

				5,269,585
Australia — 0.3%
Australia Government Bond:
3.25%, 10/21/18	AUD	100		72,342
4.50%, 04/15/20		270		202,569
2.00%, 12/21/21		210		151,314
5.75%, 07/15/22		320		261,506
2.75%, 04/21/24		130		95,801
4.75%, 04/21/27		220		184,916
2.25%, 05/21/28		90		62,689
3.75%, 04/21/37		80		64,058

				1,095,195
Austria — 0.7%
Republic of Austria Government Bond(a):
0.01%, 07/15/23	EUR	1,069		1,240,108
0.75%, 02/20/28		556		649,143
1.50%, 02/20/47		222		261,779

				2,151,030
Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(a)	USD	255		247,095

Belgium — 1.0%
Kingdom of Belgium Government Bond(a):
0.20%, 10/22/23	EUR	1,539		1,794,222
0.80%, 06/22/28		855		989,442

Security	Par (000)		Value
Belgium (continued)
Belgium Government Bond, 1.60%, 06/22/47(a)	EUR	351	$396,671

			3,180,335
Brazil — 0.6%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/21	BRL	1,500	375,198
Brazil Letras do Tesouro Nacional(f):
0.00%, 01/01/19		4,000	974,788
0.00%, 07/01/20		2,000	426,772

			1,776,758
Canada — 0.3%
Canadian Government Bond:
5.75%, 06/01/33	CAD	170	184,759
5.00%, 06/01/37		90	96,182
4.00%, 06/01/41		280	275,135
3.50%, 12/01/45		140	131,293
2.75%, 12/01/48		210	173,964

			861,333
Colombia — 0.4%
Colombia Government International Bond, 4.38%, 07/12/21	USD	988	1,005,784
Colombian TES, 7.00%, 09/11/19		COP 360,000	124,362

			1,130,146
Denmark — 0.1%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	114,669
1.50%, 11/15/23		200	33,646
1.75%, 11/15/25		500	86,507
4.50%, 11/15/39		450	119,844

			354,666
Egypt — 0.5%
Egypt Government International Bond:
5.75%, 04/29/20	USD	526	533,017
6.13%, 01/31/22		547	547,208
5.58%, 02/21/23(a)		274	265,703
4.75%, 04/16/26(a)	EUR	232	257,943

			1,603,871
France — 1.3%
French Republic Government Bond OAT, 0.01%, 02/25/20		1,050	1,227,743
France Government Bond OAT:
2.25%, 10/25/22		500	636,355
2.25%, 05/25/24		130	168,656
2.50%, 05/25/30		40	54,541
5.75%, 10/25/32		100	187,789
3.25%, 05/25/45		95	150,891
4.00%, 04/25/60		60	114,470

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
France (continued)
France Government Bond OAT (continued):
0.01%, 05/25/20	EUR	400	$468,123
0.25%, 11/25/20		150	176,637
0.50%, 05/25/25		260	305,361
1.50%, 05/25/31		190	233,328
4.50%, 04/25/41		50	92,472

			3,816,366
Germany — 2.0%
Bundesschatzanweisungen, 0.01%, 12/13/19		1,050	1,227,811
Bundesrepublik Deutschland:
4.75%, 07/04/34		120	222,444
4.25%, 07/04/39		190	361,323
2.50%, 08/15/46		55	86,317
Bundesobligation, 0.01%, 04/14/23		3,583	4,190,828

			6,088,723
Greece — 0.1%
Hellenic Republic Government Bond:
3.50%, 01/30/23		9	10,078
3.75%, 01/30/28		19	21,312
3.90%, 01/30/33		19	20,286
4.00%, 01/30/37		52	52,270
4.20%, 01/30/42		48	48,881

			152,827
Hungary — 0.2%
Hungary Government Bond:
3.50%, 06/24/20	HUF	40,000	149,549
2.50%, 10/27/21		35,000	128,211
3.00%, 06/26/24		30,000	108,970
2.75%, 12/22/26		35,000	119,371
			506,101
Indonesia — 0.9%
Indonesia Government International Bond:
5.88%, 03/13/20	USD	138	143,009
4.88%, 05/05/21		273	281,144
2.88%, 07/08/21	EUR	100	122,642
3.70%, 01/08/22	USD	200	198,762
3.75%, 04/25/22		273	270,772
3.38%, 04/15/23		350	340,158
4.75%, 01/08/26		200	202,739
4.75%, 07/18/47		200	191,863

Security	Par (000)		Value
Indonesia (continued)
Indonesia Treasury Bond:
6.13%, 05/15/28	IDR	1,438,000	$83,666
6.63%, 05/15/33		165,000	9,473
7.50%, 05/15/38		15,255,000	920,326

			2,764,554
Italy — 3.7%
Italy Buoni Poliennali Del Tesoro:
0.95%, 03/01/23	EUR	5,834	6,406,441
0.50%, 04/20/23		4,241	4,725,925

			11,132,366
Japan — 5.7%
Japanese Government CPI Linked Bond:
0.10%, 03/10/28	JPY	94,014	863,851
0.10%, 09/10/24		440,663	4,012,199
0.10%, 03/10/27		256,984	2,356,780
0.10%, 03/10/26		715,979	6,553,576
Japan Government Thirty Year Bond, 0.70%, 06/20/48		259,050	2,169,595
Japan Government Two Year Bond, 0.10%, 03/15/20		137,000	1,209,488

			17,165,489
Mexico — 0.4%
Mexico Government International Bond:
2.38%, 04/09/21	EUR	100	122,245
1.88%, 02/23/22		150	181,230
4.00%, 10/02/23		150	150,985
4.15%, 03/28/27	USD	400	393,600
6.05%, 01/11/40		100	111,051
4.60%, 01/23/46		200	186,500

			1,145,611
Netherlands — 1.1%
Netherlands Government Bond(a):
1.75%, 07/15/23		1,496	1,887,614
0.75%, 07/15/28		795	937,527
2.75%, 01/15/47		311	506,180

			3,331,321
New Zealand — 0.1%
New Zealand Government Bond:
2.75%, 04/15/25	NZD	100	68,309

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
New Zealand (continued)
New Zealand Government Bond (continued):
6.00%, 05/15/21	NZD	140	$102,776

			171,085
Norway — 0.0%
Norway Government Bond, 2.00%, 05/24/23(a)	NOK	600	75,241

Oman — 0.1%
Oman Government International Bond, 3.63%, 06/15/21	USD	200	195,500

Qatar — 0.1%
Qatar Government International Bond, 3.25%, 06/02/26		300	287,250

Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.00%, 04/29/20		400	407,500

Saudi Arabia — 0.2%
Saudi Government International Bond, 3.63%, 03/04/28		722	688,222

Singapore — 0.1%
Singapore Government Bond:
2.75%, 07/01/23	USD	160	119,687
2.38%, 06/01/25		60	43,837
2.75%, 03/01/46		40	28,706

			192,230
South Africa — 1.9%
Republic of South Africa Government Bond:
6.25%, 03/31/36	ZAR	34,258	1,725,518
8.50%, 01/31/37		11,776	739,979
8.75%, 02/28/48		5,365	337,312
Republic of South Africa Government International Bond:
6.88%, 05/27/19	USD	428	437,206
5.50%, 03/09/20		1,780	1,813,215
5.88%, 05/30/22		480	498,893
South Africa Government Bond, 6.50%, 02/28/41	ZAR	4,181	206,075

			5,758,198
Sweden — 0.1%
Sweden Government Bond:
3.50%, 03/30/39	SEK	250	39,123
1.00%, 11/12/26		960	112,674

Security	Par (000)		Value
Sweden (continued)
Sweden Government Bond (continued):
3.50%, 06/01/22	SEK	1,100	$140,284

			292,081
Turkey — 0.0%
Turkey Government International Bond, 5.88%, 04/02/19	EUR	70	82,429

United Kingdom — 1.6%
United Kingdom Gilt:
1.75%, 09/07/22	GBP	200	267,718
0.75%, 07/22/23		1,826	2,333,356
1.75%, 09/07/37		60	76,490
4.75%, 12/07/38		30	58,011
3.25%, 01/22/44		165	271,211
3.50%, 01/22/45		700	1,204,269
1.50%, 07/22/47		60	71,009
3.75%, 07/22/52		110	210,599
4.00%, 01/22/60		20	42,673
3.50%, 07/22/68		60	122,196
2.50%, 07/22/65		90	143,858

			4,801,390

Total Foreign Agency Obligations — 25.4% (Cost — $78,898,469)			76,724,498

	Shares
Investment Companies — 3.4%
Financial Select Sector SPDR Fund		11,299	311,571
iShares JP Morgan USD Emerging Markets Bond ETF(p)		6,665	718,554
iShares MSCI Brazil ETF(p)		2,000	67,460
iShares MSCI Emerging Markets ETF(p)		24,370	1,045,960
SPDR S&P 500 ETF Trust		27,635	8,033,466

Total Investment Companies — 3.4% (Cost — $10,442,845)			10,177,011

	Par (000)
Municipal Bonds — 0.2%
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)		USD 180	185,438
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/48		260	290,271

10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Pennsylvania Turnpike Commission, RB (continued):
Series B, 5.00%, 12/01/43	USD	80	$88,241

Total Municipal Bonds — 0.2% (Cost — $539,568)			563,950

Non-Agency Mortgage-Backed Securities — 2.6%

Cayman Islands — 0.1%
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.35%), 3.51%, 06/15/27(a)(c)		72	72,504
GPMT Ltd., Series 2018-FL1, Class A, 3.08%, 11/21/35(a)(b)		293	292,476

			364,980
United States — 2.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		250	222,459
Atrium Hotel Portfolio Trust, Series 2017-ATRM(a)(b):
Class D, 4.11%, 12/15/36		200	200,750
Class E, 5.21%, 12/15/36		150	150,656
BAMLL Commercial Mortgage Securities Trust 2017-SCH, Series 2017-SCH, Class DL, 4.16%, 11/15/32(a)(b)		150	150,000
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 3.61%, 03/15/37(a)(b)		500	500,627
BXP Trust, Series 2017-CC(a)(b):
Class D, 3.67%, 08/13/37		110	102,076
Class E, 3.67%, 08/13/37(i)		220	198,814
Citigroup Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.27%, 11/15/49(b)		250	241,203
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	371,880
Series 2016-GC37, Class D, 2.79%, 04/10/49(a)		365	276,793
Series 2016-P6, Class C, 4.43%, 12/10/49(b)		265	256,768
Citigroup Commercial Mortgage Trust 2015-P1, Series 2015-P1, Class A5, 3.72%, 09/15/48		375	375,967
COMM Mortgage Trust(b):
Series 2016-DC2, Class B, 4.80%, 02/10/49		100	102,205
Series 2016-DC2, Class C, 4.80%, 02/10/49		100	98,348
Series 2017-DLTA, Class E, 4.12%, 08/15/35(a)		220	218,280
Commercial Mortgage Trust:
Series 2014-CR21, Class A3, 3.53%, 12/10/47		375	373,301

Security	Par (000)		Value
United States (continued)
Commercial Mortgage Trust (continued):
Series 2017-DLTA, Class F, 4.74%, 08/15/35(a)(b)	USD	230	$227,946
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class B, 4.25%, 08/15/48(b)		250	247,974
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	353,985
DBUBS Mortgage Trust, Series 2017-BRBK(a)(b):
Class E, 3.65%, 10/10/34		400	368,799
Class F, 3.65%, 10/10/34(i)		240	215,728
GS Mortgage Securities Corp. Trust, Series 2017-500K(a)(c):
Class D, (1 mo. LIBOR + 1.30%), 3.46%, 07/15/32		90	90,140
Class E, (1 mo. LIBOR + 1.50%), 3.66%, 07/15/32		120	120,224
Class F, (1 mo. LIBOR + 1.80%), 3.96%, 07/15/32		90	90,252
Class G, (1 mo. LIBOR + 2.50%), 4.66%, 07/15/32		40	40,149
GS Mortgage Securities Trust, Series 2017-GS7(a):
Class D, 3.00%, 08/10/50		225	194,831
Class E, 3.00%, 08/10/50		180	142,715
MAD Mortgage Trust, Series 2017-330M(a)(b):
Class D, 4.11%, 08/15/34		110	107,468
Class E, 4.17%, 08/15/34		130	122,836
Merrill Lynch Mortgage Trust 2005-CIP1, Series 2005-CIP1, Class D, 5.79%, 07/12/38(b)		19	18,830
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, Series 2014-C16, Class A5, 3.89%, 06/15/47		375	380,073
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, Series 2015-C25, Class A5, 3.64%, 10/15/48		400	398,336
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 5.21%, 11/15/34(a)(b)		120	120,675
Olympic Tower Mortgage Trust, Series 2017-OT(a)(b):
Class D, 4.08%, 05/10/39		130	124,411
Class E, 4.08%, 05/10/39		160	146,649

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, 4.32%, 12/15/36(a)(b)	USD	100	$100,715

			7,452,863

Total Non-Agency Mortgage-Backed Securities — 2.6% (Cost — $7,899,380)			7,817,843

Preferred Securities Capital Trusts — 1.6%

Brazil — 0.1%
Itau Unibanco Holding SA, 6.50%(a)(b)(e)		258	241,952

Canada — 0.0%
TransCanada PipeLines Ltd., 4.52%, 05/15/67(g)		100	93,297

France — 0.0%
Electricite de France SA, 4.25%(e)(g)		100	121,765

Germany — 0.2%
Bertelsmann SE & Co. KGaA, 3.00%, 04/23/75(g)		400	464,233
Volkswagen International Finance NV, 2.70%(e)(g)		100	115,525

			579,758
Italy — 0.4%
Intesa Sanpaolo SpA, 7.75%(e)(g)		500	622,565
UniCredit SpA(e)(g)
6.63%		200	229,307
9.25%		200	258,636

			1,110,508
Luxembourg — 0.0%
SES SA, 4.63%(e)(g)		100	120,459

Netherlands — 0.1%
Cooperatieve Rabobank UA, 4.63%(b)(e)		200	234,607
Telefonica Europe BV, 4.20%(e)(g)		100	119,762

			354,369
New Zealand — 0.1%
EFG International AG, 5.00%, 04/05/27(g)		200	195,499

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA, 8.88%(e)(g)		200	259,495
Banco de Sabadell SA, 6.50%(e)(g)		200	234,092
Banco Santander SA, 4.75% (b)(e)		200	208,254

Security	Par (000)		Value
Spain (continued)
Repsol International Finance BV, 3.88%(e)(g)	USD	100	$122,337

			824,178
United Kingdom — 0.2%
Centrica PLC, Series ., 3.00%, 04/10/76(g)		100	118,724
HSBC Holdings PLC
6.00%(e)(g)		200	191,850
6.50%(b)(e)		200	193,000
Royal Bank of Scotland Group PLC, 8.00%(e)(g)		200	211,876

			715,450
United States — 0.2%
Bank of America Corp., Series FF, 5.88%(b)(e)		250	246,875
Energy Transfer Partners LP, Series A, 6.25%(b)(e)		300	288,750

			535,625

Total Capital Trusts — 1.6% (Cost — $5,177,016)			4,892,860

	Shares
Preferred Stocks — 0.0%

United States — 0.0%
Federal Home Loan Mortgage Corp.(b)(e)
Series S, 8.25%		1,900	10,469
Series Z, 8.38%		1,900	10,127

Total Preferred Stocks — 0.0% (Cost — $31,705)			20,596

Total Preferred Securities— 1.6% (Cost — $5,208,721)			4,913,456

	Par (000)
U.S. Government Sponsored Agency Securities — 16.7%

Collateralized Mortgage Obligations — 0.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 5.67%, 10/25/29(c)	USD	500	551,086

Mortgage-Backed Securities — 16.5%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		156	147,340
2.50%, 09/01/27 - 02/01/33		866	841,033
3.00%, 10/01/29 - 10/01/48(k)		4,694	4,563,321
3.50%, 07/01/29 - 10/01/48(k)		3,502	3,464,163

12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
4.00%, 09/01/33 - 10/01/48(k)	USD	14,344	$14,522,387
4.50%, 12/01/18 - 08/01/48		2,148	2,231,541
5.00%, 09/01/35 - 10/01/48(k)		519	548,633
5.50%, 12/01/38		167	180,853
6.00%, 07/01/39 - 10/01/48(k)		128	137,569
6.50%, 11/01/38		21	22,672
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24 - 10/01/33(k)		531	513,469
3.00%, 10/01/33 - 10/01/48(k)		2,201	2,121,886
3.50%, 04/01/31 - 10/01/48(k)		4,142	4,105,896
4.00%, 08/01/40 - 10/01/48(k)		1,555	1,579,392
4.50%, 09/01/40 - 10/01/48(h)(k)		515	531,969
5.00%, 05/01/38 - 10/01/48(k)		191	201,874
5.50%, 01/01/39		49	52,630
Ginnie Mae Mortgage-Backed Securities(k):
3.00%, 02/15/45 - 10/01/48		2,214	2,148,599
3.50%, 01/15/42 - 10/01/48		3,944	3,928,900
4.00%, 10/20/40 - 11/01/48		2,426	2,467,171
4.50%, 08/20/48 - 10/01/48		2,392	2,472,777

5.00%, 10/20/44 - 10/01/48		283	296,864

Government National Mortgage Association Mortgage-Backed Securities:
3.00%, 07/20/45 - 10/20/46		23	22,665
3.50%, 05/20/45		51	50,387
4.00%, 06/15/47 - 01/15/48		444	453,426
4.50%, 03/15/47 - 09/20/48		1,977	2,048,067

			49,655,484

Total U.S. Government Sponsored Agency Securities — 16.7% (Cost — $50,950,037)			50,206,570

U.S. Treasury Obligations — 24.3%
U.S. Treasury Bonds:
3.00%, 08/15/48(l)		314	302,381
3.00%, 02/15/48		4,650	4,474,984
U.S. Treasury Inflation Indexed Bonds:
0.38%, 01/15/27		1,961	1,872,208
0.50%, 01/15/28		307	294,096
U.S. Treasury Inflation Protected Security, 0.13%, 04/15/20		3,401	3,356,553
U.S. Treasury Notes:
2.00%, 01/31/20		9,000	8,914,219
2.25%, 02/29/20(l)		10,000	9,930,469
2.63%, 07/31/20(l)		3,200	3,189,500
1.75%, 11/30/21		5	4,827
1.88%, 02/28/22		500	483,301

Security	Par (000)		Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
2.63%, 02/28/23	USD	3,100	$3,060,281
2.75%, 05/31/23		34,303	34,020,367
2.75%, 07/31/23		660	654,148
1.38%, 08/31/23		75	69,618
2.75%, 02/15/28		360	350,986
2.88%, 05/15/28(l)		1,410	1,388,740
2.75%, 11/15/47		650	595,029
3.13%, 05/15/48(l)		152	150,271

Total U.S. Treasury Obligations — 24.3% (Cost — $73,749,238)			73,111,978

	Shares
Warrants — 0.0%

Venezuela — 0.0%
Venezuela Government International Bond(b)		3,000	3,000

Total Warrants — 0.0% (Cost — $—)			3,000

Total Long-Term Investments — 103.2% (Cost — $317,359,346)			311,141,398

	Par (000)
Short-Term Securities — 4.8%

Borrowed Bond Agreement (n) — 1.1%
BNP Paribas SA, (Purchased on 08/30/18 to be repurchased at EUR 2,948,259 collateralized by a Foreign Agency Obligation, 2.13%, 10/17/28, original par and fair values of GBP 2,850,000 and $3,382,884, respectively)	EUR	2,946	3,420,838

Total Borrowed Bond Agreement — 1.1% (Cost — $3,439,989)			3,420,838

Certificates of Deposit — 0.6%
BNP Paribas SA, NY, 2.66%, 04/18/19	USD	580	580,199
Sumitomo Mitsui Banking Corp., 2.66%, 04/17/19		590	590,176
Wells Fargo Bank NA, 2.70%, 04/16/19		590	590,416

Total Certificates of Deposit — 0.6% (Cost — $1,759,999)			1,760,791

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Paper — 0.5%
AT&T, Inc., 0.00%, 12/06/18(m)	USD	250	$248,761
Societe Generale SA, 0.00%, 04/12/19(m)		580	571,941
Sumitomo Mitsui Banking Corp., 0.00%, 04/17/19(m)		580	571,636

Total Commercial Paper — 0.5% (Cost — $1,392,151)			1,392,338

Foreign Agency Obligations — 1.2%
Egypt — 0.5%
Egypt Treasury Bills, 0.00%, 04/02/19(m)	EGP	34,525	1,754,300

Italy — 0.6%
Italy Buoni Ordinari del Tesors Bills, 0.00%, 12/31/18(m)	EUR	1,564	1,816,382

Nigeria — 0.1%
Nigeria Treasury Bills, 15.20%, 03/21/19(m)	NGN	61,308	158,503

Total Foreign Agency Obligations — 1.2% (Cost — $3,732,688)			3,729,185

		Shares
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(o)(p)		4,052,502	4,052,502

Total Money Market — 1.4% (Cost — $4,052,502)			4,052,502

Total Short-Term Securities — 4.8% (Cost — $14,377,329)			14,355,654

Options Purchased — 0.7% (Cost — $2,852,476)			2,227,135

Total Investments Before Borrowing Bonds, TBA Sale Commitments and Options Written — 108.7% (Cost — $334,589,151)			327,724,187

Security		Par (000)	Value
Borrowed Bonds – (1.1)%
Portugal Obrigacoes do Tesouro OT, 2.13%, 10/17/28(a)	EUR	(2,850)	$(3,382,884)

Total Borrowed Bonds — (1.1)% (Cost — $3,400,874)			(3,382,884)

TBA Sale Commitments —(k) (7.3%)
Fannie Mae Mortgage-Backed Securities :
2.00%, 10/16/33	USD	73	(68,436)
2.50%, 10/16/33		96	(92,619)
3.00%, 10/16/33 - 11/13/48		1,067	(1,045,399)
4.00%, 10/16/33 - 10/11/48		11,493	(11,606,592)
3.50%, 10/11/48 - 11/13/48		463	(455,207)
4.50%, 10/11/48		1,195	(1,232,678)
5.00%, 10/11/48		232	(243,529)
5.50%, 10/11/48		25	(26,678)
Freddie Mac Mortgage-Backed Securities 3.50%, 10/16/33 - 10/11/48		1,678	(1,654,699)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/18/48		530	(526,376)
4.00%, 10/18/48		1,133	(1,152,252)
4.50%, 10/18/48		1,891	(1,954,168)
Government National Mortgage Association Mortgage-Backed Securities, 4.50%, 11/19/48		1,743	(1,799,590)

Total TBA Sale Commitments — (7.3)% (Proceeds — $21,923,797)			(21,858,223)

Options Written — (0.3)% (Premiums Received — $1,399,272)			(752,804)

Total Investments, Net of Borrowed Bonds, Net of TBA Sale Commitments and Options Written — 100.0% (Cost — $307,865,208)			301,730,276
Liabilities in Excess of Other Assets — (0.0)%			(149,289)

Net Assets — 100.0%			$301,580,987

14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	When-issued security.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Amount is less than $500.
(k)	Represents or includes a TBA transaction.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)	Rates are discount rates or a range of discount rates as of period end.
(n)	The amount to be repurchased assumes the maturity will be the day after period end.
(o)	Annualized 7-day yield as of period end.
(p)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,780,855	2,271,647	(b)	—	4,052,502	$4,052,502	$77,638	$—	$—
iShares JP Morgan USD Emerging Markets Bond ETF	6,665	—		—	6,665	718,554	21,386	—	(55,253)
iShares MSCI Brazil ETF	—	5,500		(3,500)	2,000	67,460	2,920	(26,205)	(19,934)
iShares MSCI Emerging Markets ETF	—	68,270		(43,900)	24,370	1,045,960	9,934	(245,047)	(151,728)
iShares Short Maturity Bond ETF	—	201,000		(201,000)	—	—	48,952	(22,343)	—

						$5,884,476	$160,830	$(293,595)	$(226,915)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Currency Abbreviations

AUD	Australian Dollar
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviations (continued)

NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
ARS	Auction Rate Securities
CLO	Collateralized Loan Obligation
COP	Certificates of Participation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PIK	Payment-In-Kind
RB	Revenue Bonds
S&P	S&P Global Ratings
SPDR	Standard & Poor’s Depository Receipts

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.85%	09/28/18	10/01/18	$153,062	$153,085	U.S. Treasury Obligations	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.10	09/28/18	10/01/18	154,822	154,849	U.S. Treasury Obligations	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.20	09/28/18	10/01/18	3,204,000	3,204,587	U.S. Treasury Obligations	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.35	09/28/18	10/01/18	7,960,000	7,961,559	U.S. Treasury Obligations	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.36	09/28/18	10/01/18	1,406,475	1,406,752	U.S. Treasury Obligations	Open/Demand

				$12,878,359	$12,880,832

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro BOBL	47	12/06/18	$7,132	$(2,920)
Euro BTP Futures	54	12/06/18	7,764	(47,630)
Euro Bund Futures	17	12/06/18	3,134	7,277
Euro OAT Futures	21	12/06/18	3,683	(4,163)
10-Year Australian Treasury Bond	24	12/17/18	2,235	(12,894)
3-Year Australian Treasury Bonds	4	12/17/18	322	(407)
90-Day Euro Future	13	12/17/18	3,164	(2,342)
10-Year Canada Bond Future	28	12/18/18	2,875	(23,940)
10-Year U.S. Treasury Note	275	12/19/18	32,665	(64,989)
Long U.S. Treasury Bond	51	12/19/18	7,166	(35,937)
Ultra Long U.S. Treasury Bond	23	12/19/18	3,548	2,987
Long Gilt Future	82	12/27/18	12,926	(50,925)
2-Year U.S. Treasury Note	41	12/31/18	8,640	(940)
5-Year U.S. Treasury Note	144	12/31/18	16,197	21,807
90-Day Sterling	6	06/19/19	967	(104)
90-Day Euro Future	65	09/16/19	15,750	2,301
90-Day Euro Future	17	12/14/20	4,115	(2,510)

				(215,329)

Short Contracts:
30-Year Euro Buxl Bond	2	12/06/18	405	1,995
Euro-Schatz Futures	5	12/06/18	649	(266)
Short Term Euro BTP	99	12/06/18	12,558	(85,862)
10-Year Japanese Government Treasury Bonds	15	12/13/18	19,815	26,361
10-Year U.S. Ultra Long Treasury Note	148	12/19/18	18,648	188,031
Euro Stoxx 50 Index	32	12/21/18	1,258	(13,425)
NASDAQ 100 E-Mini Index	4	12/21/18	612	(12,105)
S&P 500 E-Mini Index	45	12/21/18	6,568	14,364
90-Day Euro Future	13	12/16/19	3,148	5,533
90-Day Sterling	6	12/18/19	966	190
90-Day Euro Future	17	03/15/21	4,116	2,532
90-Day Euro Future	65	09/13/21	15,743	(4,124)

				123,224

				$(92,105)

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	24,170,046	USD	1,284,500	BNP Paribas S.A.	10/01/18	$7,049
ZAR	19,934,554	USD	1,357,200	JPMorgan Chase Bank N.A.	10/01/18	52,474
BRL	5,119,660	USD	1,261,000	BNP Paribas S.A.	10/02/18	6,698
BRL	607,192	USD	146,640	Barclays Bank PLC	10/02/18	3,709
BRL	998,864	USD	238,290	Goldman Sachs International	10/02/18	9,042
BRL	4,096,161	USD	1,000,870	Goldman Sachs International	10/02/18	13,395
BRL	8,724,357	USD	2,132,000	Goldman Sachs International	10/02/18	28,270
BRL	613,073	USD	146,640	Morgan Stanley & Co. International PLC	10/02/18	5,165
KRW	1,006,936,772	USD	899,000	BNP Paribas S.A.	10/02/18	8,764
KRW	1,002,816,520	USD	903,276	Barclays Bank PLC	10/02/18	774
USD	1,278,668	BRL	5,119,660	BNP Paribas S.A.	10/02/18	10,971
USD	151,650	BRL	607,192	Barclays Bank PLC	10/02/18	1,301
USD	249,473	BRL	998,864	Goldman Sachs International	10/02/18	2,140
USD	256,064	BRL	1,025,256	Goldman Sachs International	10/02/18	2,197
USD	1,023,043	BRL	4,096,161	Goldman Sachs International	10/02/18	8,777
USD	2,178,965	BRL	8,724,357	Goldman Sachs International	10/02/18	18,695
USD	153,119	BRL	613,073	Morgan Stanley & Co. International PLC	10/02/18	1,314
USD	1,132,829	EUR	965,000	Morgan Stanley & Co. International PLC	10/03/18	12,327
USD	460,610	ZAR	6,127,746	Goldman Sachs International	10/03/18	27,345
ZAR	6,127,746	USD	427,220	Bank of America N.A.	10/03/18	6,045
TRY	2,551,517	USD	404,000	BNP Paribas S.A.	10/05/18	17,701
USD	233,000	RUB	14,939,703	Barclays Bank PLC	10/05/18	5,024
USD	1,946,000	RUB	123,580,730	Deutsche Bank AG	10/05/18	60,188
USD	452,400	ZAR	6,368,737	JPMorgan Chase Bank N.A.	10/05/18	2,220
ZAR	13,901,941	USD	904,800	Goldman Sachs International	10/05/18	77,872
CLP	171,270,720	USD	247,680	UBS AG	10/09/18	12,736
MXN	2,198,865	USD	112,587	Citibank N.A.	10/09/18	4,783
MXN	4,033,701	USD	206,633	HSBC Bank PLC	10/09/18	8,678
MXN	2,420,295	USD	123,980	Morgan Stanley & Co. International PLC	10/09/18	5,210
CHF	15,090	USD	15,215	Citibank N.A.	10/12/18	174
IDR	4,123,501,200	USD	273,000	Barclays Bank PLC	10/12/18	3,483
USD	346,110	ARS	13,612,506	JPMorgan Chase Bank N.A.	10/16/18	22,622
USD	346,110	ARS	13,612,506	JPMorgan Chase Bank N.A.	10/16/18	22,622
USD	346,111	ARS	13,560,629	Morgan Stanley & Co. International PLC	10/16/18	23,855
USD	354,596	ARS	13,935,606	Morgan Stanley & Co. International PLC	10/16/18	23,429
USD	4,919,329	ZAR	67,713,082	Bank of America N.A.	10/16/18	139,981
ZAR	12,665,000	USD	831,630	Deutsche Bank AG	10/16/18	62,296
MXN	25,707,404	USD	1,357,200	Goldman Sachs International	10/17/18	13,291
MXN	16,904,864	USD	899,000	JPMorgan Chase Bank N.A.	10/19/18	1,936
USD	485,179	IDR	7,170,948,351	Morgan Stanley & Co. International PLC	10/19/18	4,974
USD	485,409	IDR	7,170,948,369	Morgan Stanley & Co. International PLC	10/19/18	5,204

18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	4,743,023	USD	743,300	BNP Paribas S.A.	10/22/18	$32,081
MXN	5,757,066	USD	305,500	Natwest Markets PLC	10/23/18	1,128
CLP	523,624,440	USD	772,000	Citibank N.A.	10/24/18	24,435
CLP	207,136,864	USD	308,800	Barclays Bank PLC	10/26/18	6,270
CLP	276,897,984	USD	412,800	Barclays Bank PLC	10/26/18	8,382
RUB	29,895,723	USD	452,400	Goldman Sachs International	10/26/18	2,800
ZAR	19,540,423	USD	1,357,200	Bank of America N.A.	11/01/18	19,124
USD	256,500	BRL	1,027,539	Goldman Sachs International	11/05/18	2,664
CLP	163,505,989	USD	247,680	BNP Paribas S.A.	11/09/18	1,084
EUR	23,264	JPY	3,000,000	Bank of America N.A.	11/14/18	615
EUR	12,123	SEK	125,000	Credit Suisse International	11/14/18	8
EUR	660,000	USD	768,398	Barclays Bank PLC	11/14/18	474
EUR	660,000	USD	768,055	HSBC Bank PLC	11/14/18	817
EUR	30,000	USD	34,857	Morgan Stanley & Co. International PLC	11/14/18	92
GBP	535,000	EUR	596,463	Citibank N.A.	11/14/18	3,789
GBP	80,000	EUR	89,145	Royal Bank of Canada	11/14/18	620
GBP	98,087	USD	125,597	BNP Paribas S.A.	11/14/18	2,493
GBP	134,306	USD	173,813	Bank of America N.A.	11/14/18	1,574
GBP	245,000	USD	312,017	Barclays Bank PLC	11/14/18	7,922
GBP	245,000	USD	312,899	Barclays Bank PLC	11/14/18	7,040
GBP	608,051	USD	781,596	Barclays Bank PLC	11/14/18	12,442
GBP	610,000	USD	780,055	Barclays Bank PLC	11/14/18	16,529
GBP	650,000	USD	828,652	Barclays Bank PLC	11/14/18	20,167
GBP	465,694	USD	602,587	HSBC Bank PLC	11/14/18	5,551
GBP	491,913	USD	629,771	Natwest Markets PLC	11/14/18	12,605
NOK	1,261,745	EUR	131,621	Barclays Bank PLC	11/14/18	1,963
NOK	438,255	EUR	45,713	Deutsche Bank AG	11/14/18	687
SEK	2,309,829	EUR	223,606	Barclays Bank PLC	11/14/18	315
SEK	300,000	EUR	28,674	Citibank N.A.	11/14/18	470
SEK	135,000	EUR	13,051	Deutsche Bank AG	11/14/18	39
SEK	265,000	EUR	25,535	Deutsche Bank AG	11/14/18	175
SEK	300,000	EUR	28,577	Deutsche Bank AG	11/14/18	583
SEK	250,000	EUR	23,616	Goldman Sachs International	11/14/18	716
USD	23,528	EUR	20,000	Citibank N.A.	11/14/18	229
USD	35,219	EUR	30,000	Natwest Markets PLC	11/14/18	270
ZAR	4,615,462	USD	301,194	Barclays Bank PLC	11/14/18	23,340
ZAR	5,130,000	USD	355,386	Barclays Bank PLC	11/14/18	5,327
ZAR	6,070,000	USD	420,299	Citibank N.A.	11/14/18	6,510
ZAR	5,950,000	USD	388,589	Goldman Sachs International	11/14/18	29,782
ZAR	1,334,538	USD	87,061	JPMorgan Chase Bank N.A.	11/14/18	6,776
BRL	1,343,232	USD	328,000	Barclays Bank PLC	11/26/18	3,181
MXN	4,530,350	USD	237,000	Barclays Bank PLC	11/26/18	3,019
MXN	6,403,659	USD	335,000	Barclays Bank PLC	11/26/18	4,267
MXN	33,821,301	USD	1,737,000	HSBC Bank PLC	11/26/18	54,857
USD	454,000	ARS	15,703,860	JPMorgan Chase Bank N.A.	11/30/18	101,345
CAD	7,970,000	USD	6,131,222	Morgan Stanley & Co. International PLC	12/14/18	48,713
USD	246,812	EUR	210,000	BNP Paribas S.A.	12/14/18	1,522
USD	26,348	GBP	20,000	BNP Paribas S.A.	12/14/18	190
USD	333,817	JPY	37,170,000	Bank of America N.A.	12/14/18	4,821

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	SettlementDate	Unrealized Appreciation (Depreciation)
AUD	4,625,000	USD	3,323,326	Nomura International PLC	12/19/18	$21,838
BRL	1,248,210	USD	300,000	Goldman Sachs International	12/19/18	7,141
CAD	583,646	USD	450,000	BNP Paribas S.A.	12/19/18	2,622
CAD	7,289,319	USD	5,623,000	Standard Chartered Bank	12/19/18	29,916
IDR	12,953,763,000	USD	855,000	Citibank N.A.	12/19/18	3,240
MXN	17,106,550	USD	899,000	Goldman Sachs International	12/19/18	4,144
MXN	27,302,020	USD	1,435,000	Goldman Sachs International	12/19/18	6,417
MXN	29,851,179	USD	1,562,000	Toronto-Dominion Bank	12/19/18	14,000
RUB	41,819,134	USD	615,000	Natwest Markets PLC	12/19/18	18,317
SEK	2,299,793	USD	260,000	Bank of America N.A.	12/19/18	541
TRY	4,968,436	USD	773,000	Natwest Markets PLC	12/19/18	9,853
TWD	2,630,052	USD	86,000	Standard Chartered Bank	12/19/18	894
USD	1,562,908	AUD	2,146,000	Nomura International PLC	12/19/18	10,752
USD	31,000	CHF	29,584	BNP Paribas S.A.	12/19/18	631
USD	23,396	EUR	20,000	Bank of America N.A.	12/19/18	22
USD	424,597	EUR	360,000	Bank of America N.A.	12/19/18	3,880
USD	21,191	EUR	18,000	Goldman Sachs International	12/19/18	156
USD	308,896	EUR	263,000	Goldman Sachs International	12/19/18	1,539
USD	2,928,744	EUR	2,469,870	Goldman Sachs International	12/19/18	42,306
USD	200,107	EUR	170,000	Royal Bank of Canada	12/19/18	1,435
USD	59,210	EUR	50,000	State Street Bank and Trust Co.	12/19/18	777
USD	118,294	EUR	100,000	State Street Bank and Trust Co.	12/19/18	1,428
USD	39,821	GBP	30,000	Citibank N.A.	12/19/18	572
USD	2,384,058	GBP	1,803,000	Morgan Stanley & Co. International PLC	12/19/18	25,207
USD	26,397	GBP	20,000	Natwest Markets PLC	12/19/18	232
USD	29,045	GBP	22,000	State Street Bank and Trust Co.	12/19/18	262
USD	3,083,886	JPY	344,226,439	Australia and New Zealand Bank Group	12/19/18	35,483
USD	31,000	JPY	3,459,203	Goldman Sachs International	12/19/18	366
USD	31,000	PLN	113,488	State Street Bank and Trust Co.	12/19/18	157
ZAR	7,121,434	USD	473,000	UBS AG	12/19/18	25,428
USD	229,000	ARS	8,278,350	Citibank N.A.	12/28/18	48,309
USD	1,400,017	EUR	1,075,000	Deutsche Bank AG	12/13/19	101,908
USD	1,409,390	EUR	1,075,000	Deutsche Bank AG	02/25/20	102,490
USD	1,404,847	JPY	140,000,000	Barclays Bank PLC	03/16/20	113,385

						1,870,182

USD	338,231	MXN	6,361,068	BNP Paribas S.A.	10/01/18	(1,678)
USD	335,800	MXN	6,420,499	Barclays Bank PLC	10/01/18	(7,285)
USD	339,590	MXN	6,386,016	Natwest Markets PLC	10/01/18	(1,653)
USD	679,179	MXN	12,772,032	Natwest Markets PLC	10/01/18	(3,306)
USD	335,000	MXN	6,291,057	UBS AG	10/01/18	(1,168)
BRL	3,006,010	USD	750,771	BNP Paribas S.A.	10/02/18	(6,441)
BRL	1,061,192	USD	265,040	Barclays Bank PLC	10/02/18	(2,274)
BRL	3,171,097	USD	792,002	Barclays Bank PLC	10/02/18	(6,795)
BRL	913,186	USD	228,074	Goldman Sachs International	10/02/18	(1,957)
BRL	1,025,256	USD	256,500	Goldman Sachs International	10/02/18	(2,633)
BRL	1,177,405	USD	294,064	Goldman Sachs International	10/02/18	(2,523)
BRL	1,210,015	USD	302,209	Goldman Sachs International	10/02/18	(2,593)

20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,540,893	USD	384,848	Morgan Stanley & Co. International PLC	10/02/18	$(3,302)
BRL	2,102,037	USD	524,997	Morgan Stanley & Co. International PLC	10/02/18	(4,504)
BRL	2,078,129	USD	519,026	UBS AG	10/02/18	(4,453)
USD	733,200	BRL	3,006,010	BNP Paribas S.A.	10/02/18	(11,129)
USD	256,500	BRL	1,061,192	Barclays Bank PLC	10/02/18	(6,266)
USD	763,000	BRL	3,171,097	Barclays Bank PLC	10/02/18	(22,207)
USD	219,960	BRL	913,186	Goldman Sachs International	10/02/18	(6,157)
USD	286,000	BRL	1,177,405	Goldman Sachs International	10/02/18	(5,541)
USD	293,280	BRL	1,210,015	Goldman Sachs International	10/02/18	(6,336)
USD	366,600	BRL	1,540,893	Morgan Stanley & Co. International PLC	10/02/18	(14,946)
USD	504,400	BRL	2,102,037	Morgan Stanley & Co. International PLC	10/02/18	(16,093)
USD	498,000	BRL	2,078,129	UBS AG	10/02/18	(16,573)
USD	906,987	KRW	1,006,936,772	BNP Paribas S.A.	10/02/18	(777)
USD	899,000	KRW	1,002,816,520	Barclays Bank PLC	10/02/18	(5,049)
EUR	965,000	USD	1,127,510	Goldman Sachs International	10/03/18	(7,008)
RUB	139,808,998	USD	2,179,000	BNP Paribas S.A.	10/05/18	(45,549)
USD	229,000	TRY	1,420,759	Goldman Sachs International	10/05/18	(5,816)
USD	110,640	ZAR	1,678,445	Barclays Bank PLC	10/05/18	(8,003)
USD	341,760	ZAR	5,187,003	Morgan Stanley & Co. International PLC	10/05/18	(24,888)
ARS	2,763,605	USD	69,700	JPMorgan Chase Bank N.A.	10/09/18	(3,403)
USD	247,680	CLP	163,621,406	BNP Paribas S.A.	10/09/18	(1,106)
USD	305,500	MXN	5,749,373	Goldman Sachs International	10/09/18	(1,389)
JPY	41,743,135	USD	378,300	Bank of America N.A.	10/10/18	(10,693)
CHF	13,719	USD	14,114	UBS AG	10/12/18	(123)
USD	135,942	CHF	135,375	BNP Paribas S.A.	10/12/18	(2,122)
USD	262,871	EUR	226,296	Standard Chartered Bank	10/16/18	(158)
USD	430,000	TRY	2,669,655	BNP Paribas S.A.	10/22/18	(6,431)
USD	108,300	TRY	677,471	Bank of America N.A.	10/22/18	(2,452)
USD	110,000	TRY	688,314	HSBC Bank PLC	10/22/18	(2,524)
USD	95,000	TRY	594,586	Morgan Stanley & Co. International PLC	10/22/18	(2,202)
USD	277,750	ZAR	4,000,072	Goldman Sachs International	10/22/18	(4,363)
USD	611,000	MXN	11,539,652	UBS AG	10/23/18	(3,616)
AUD	364,525	USD	264,230	JPMorgan Chase Bank N.A.	10/24/18	(700)
USD	774,100	IDR	11,611,500,000	Morgan Stanley & Co. International PLC	10/26/18	(2,483)
USD	774,100	IDR	11,611,500,000	Morgan Stanley & Co. International PLC	10/26/18	(2,483)
USD	754,018	TWD	23,091,808	Bank of America N.A.	10/26/18	(5,617)
USD	753,923	TWD	23,070,029	Morgan Stanley & Co. International PLC	10/26/18	(4,996)
USD	754,059	TWD	23,079,491	Morgan Stanley & Co. International PLC	10/26/18	(5,171)
IDR	19,391,260,000	USD	1,316,000	Barclays Bank PLC	10/31/18	(20,276)
USD	26,245	ZAR	377,365	BNP Paribas S.A.	10/31/18	(338)
USD	52,491	ZAR	755,330	Barclays Bank PLC	10/31/18	(718)
USD	111,211	ZAR	1,599,685	HSBC Bank PLC	10/31/18	(1,477)

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	262,453	ZAR	3,772,476	Morgan Stanley & Co. International PLC	10/31/18	$(3,295)
USD	743,300	MXN	14,048,762	Barclays Bank PLC	11/01/18	(3,904)
USD	57,039	ZAR	823,656	Citibank N.A.	11/01/18	(975)
USD	135,161	ZAR	1,952,403	JPMorgan Chase Bank N.A.	11/01/18	(2,356)
USD	340,000	ZAR	4,917,658	JPMorgan Chase Bank N.A.	11/01/18	(6,374)
USD	140,000	ZAR	2,021,166	Natwest Markets PLC	11/01/18	(2,360)
USD	685,000	ZAR	9,895,853	Natwest Markets PLC	11/01/18	(12,012)
ARS	3,198,750	USD	75,000	BNP Paribas S.A.	11/02/18	(680)
ARS	4,175,435	USD	97,900	Citibank N.A.	11/02/18	(887)
ARS	6,352,500	USD	150,000	JPMorgan Chase Bank N.A.	11/02/18	(2,405)
ARS	6,541,000	USD	155,000	JPMorgan Chase Bank N.A.	11/02/18	(3,025)
USD	899,000	KRW	1,006,262,090	BNP Paribas S.A.	11/02/18	(8,319)
BRL	4,308,772	USD	1,066,000	BNP Paribas S.A.	11/05/18	(1,593)
BRL	5,048,893	USD	1,261,000	BNP Paribas S.A.	11/05/18	(13,759)
BRL	4,290,650	USD	1,066,000	UBS AG	11/05/18	(6,070)
USD	1,000,870	BRL	4,107,370	Goldman Sachs International	11/05/18	(13,784)
USD	2,132,000	BRL	8,748,236	Goldman Sachs International	11/05/18	(29,099)
ZAR	6,394,523	USD	452,400	JPMorgan Chase Bank N.A.	11/05/18	(2,240)
CNY	1,740,000	USD	253,863	Deutsche Bank AG	11/14/18	(1,285)
CNY	3,480,000	USD	508,178	Morgan Stanley & Co. International PLC	11/14/18	(3,023)
EUR	679,091	GBP	615,000	Barclays Bank PLC	11/14/18	(12,000)
EUR	135,633	NOK	1,291,981	Barclays Bank PLC	11/14/18	(1,010)
EUR	42,816	NOK	408,019	Natwest Markets PLC	11/14/18	(340)
EUR	47,833	SEK	500,000	Citibank N.A.	11/14/18	(733)
EUR	19,165	SEK	200,000	Royal Bank of Canada	11/14/18	(256)
EUR	53,557	USD	63,220	Bank of America N.A.	11/14/18	(829)
EUR	20,000	USD	23,352	Barclays Bank PLC	11/14/18	(53)
EUR	528,360	USD	620,979	Barclays Bank PLC	11/14/18	(5,462)
EUR	608,943	USD	718,785	Barclays Bank PLC	11/14/18	(9,391)
EUR	1,794,402	USD	2,095,133	Barclays Bank PLC	11/14/18	(4,730)
EUR	20,000	USD	23,504	Citibank N.A.	11/14/18	(204)
EUR	1,056,720	USD	1,240,789	Goldman Sachs International	11/14/18	(9,754)
IDR	300,000,000	USD	20,506	Bank of America N.A.	11/14/18	(508)
IDR	600,000,000	USD	41,040	Morgan Stanley & Co. International PLC	11/14/18	(1,045)
JPY	3,000,000	EUR	22,946	Royal Bank of Canada	11/14/18	(245)
USD	162,098	EUR	139,426	Barclays Bank PLC	11/14/18	(327)
USD	586,008	EUR	510,000	Barclays Bank PLC	11/14/18	(8,121)
USD	790,891	EUR	679,402	Barclays Bank PLC	11/14/18	(584)
USD	697,907	EUR	605,000	Citibank N.A.	11/14/18	(6,893)
USD	1,372,294	EUR	1,180,574	Citibank N.A.	11/14/18	(3,026)
USD	2,616,633	EUR	2,247,580	Deutsche Bank AG	11/14/18	(1,704)
USD	651,989	GBP	510,000	Barclays Bank PLC	11/14/18	(14,007)
USD	785,004	GBP	610,000	Barclays Bank PLC	11/14/18	(11,580)
USD	96,815	GBP	75,836	Citibank N.A.	11/14/18	(2,217)
USD	700,472	GBP	538,051	Citibank N.A.	11/14/18	(2,155)
USD	124,082	GBP	95,697	Goldman Sachs International	11/14/18	(887)
USD	796,802	GBP	624,164	Natwest Markets PLC	11/14/18	(18,279)

22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	640,812	GBP	494,303	Standard Chartered Bank	11/14/18	$(4,686)
USD	28,609	IDR	430,000,000	Morgan Stanley & Co. International PLC	11/14/18	(53)
USD	259,331	ZAR	4,045,000	Barclays Bank PLC	11/14/18	(25,091)
USD	187,871	ZAR	2,690,000	Citibank N.A.	11/14/18	(1,274)
USD	503,758	ZAR	7,855,000	Citibank N.A.	11/14/18	(48,562)
USD	328,000	BRL	1,344,603	Goldman Sachs International	11/26/18	(3,519)
USD	611,000	MXN	11,767,320	Goldman Sachs International	11/26/18	(12,434)
USD	1,806,200	MXN	34,826,771	Natwest Markets PLC	11/26/18	(38,927)
ARS	3,020,295	USD	74,300	BNP Paribas S.A.	11/30/18	(6,474)
ARS	3,050,880	USD	72,640	BNP Paribas S.A.	11/30/18	(4,128)
ARS	3,395,153	USD	81,360	BNP Paribas S.A.	11/30/18	(5,116)
ARS	3,520,700	USD	85,000	BNP Paribas S.A.	11/30/18	(5,937)
ARS	6,435,000	USD	150,000	BNP Paribas S.A.	11/30/18	(5,492)
ARS	3,125,250	USD	75,000	Citibank N.A.	11/30/18	(4,817)
ARS	3,183,750	USD	75,000	JPMorgan Chase Bank N.A.	11/30/18	(3,504)
USD	423,794	ZAR	6,127,746	Bank of America N.A.	12/03/18	(6,001)
USD	37,227	TRY	250,000	Goldman Sachs International	12/14/18	(2,289)
ARS	13,383,240	USD	299,000	BNP Paribas S.A.	12/19/18	(4,280)
ARS	26,856,900	USD	630,000	BNP Paribas S.A.	12/19/18	(38,569)
CHF	956,812	USD	1,000,000	Natwest Markets PLC	12/19/18	(17,806)
CZK	11,518,289	USD	530,000	UBS AG	12/19/18	(8,615)
EUR	3,991,000	USD	4,717,731	BNP Paribas S.A.	12/19/18	(53,608)
EUR	16,026,420	USD	18,865,781	Barclays Bank PLC	12/19/18	(136,341)
EUR	210,000	USD	246,771	Citibank N.A.	12/19/18	(1,352)
EUR	3,991,000	USD	4,726,789	Citibank N.A.	12/19/18	(62,666)
EUR	18,000	USD	21,355	Royal Bank of Canada	12/19/18	(319)
EUR	170,000	USD	199,594	State Street Bank and Trust Co.	12/19/18	(922)
GBP	22,000	USD	29,056	Nomura International PLC	12/19/18	(274)
GBP	2,721,000	USD	3,592,849	Toronto-Dominion Bank	12/19/18	(32,985)
JPY	964,062,310	EUR	7,366,501	JPMorgan Chase Bank N.A.	12/19/18	(71,387)
JPY	102,110,340	USD	915,000	BNP Paribas S.A.	12/19/18	(10,730)
NOK	250,622	USD	31,000	Royal Bank of Canada	12/19/18	(103)
PLN	112,609	USD	31,000	BNP Paribas S.A.	12/19/18	(397)
PLN	4,588,419	USD	1,250,000	State Street Bank and Trust Co.	12/19/18	(3,013)
SEK	270,827	USD	31,000	Goldman Sachs International	12/19/18	(318)
USD	59,127	AUD	82,000	State Street Bank and Trust Co.	12/19/18	(182)
USD	1,246,000	BRL	5,250,146	Goldman Sachs International	12/19/18	(45,877)
USD	6,120,000	CAD	7,931,453	Citibank N.A.	12/19/18	(30,896)
USD	56,000	CAD	72,631	State Street Bank and Trust Co.	12/19/18	(325)
USD	1,562,000	CAD	2,023,266	State Street Bank and Trust Co.	12/19/18	(7,057)
USD	2,360,000	CAD	3,051,177	State Street Bank and Trust Co.	12/19/18	(6,208)
USD	61,000	COP	185,480,870	Natwest Markets PLC	12/19/18	(1,506)
USD	23,322	EUR	20,000	JPMorgan Chase Bank N.A.	12/19/18	(51)
USD	460,000	IDR	6,983,812,000	Morgan Stanley & Co. International PLC	12/19/18	(2,706)
USD	86,000	KRW	96,077,824	Morgan Stanley & Co. International PLC	12/19/18	(741)
USD	1,100,000	KRW	1,228,902,400	Morgan Stanley & Co. International PLC	12/19/18	(9,475)
USD	2,400,000	MXN	45,642,034	Goldman Sachs International	12/19/18	(9,682)
USD	899,000	MXN	17,102,580	Standard Chartered Bank	12/19/18	(3,935)

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,000	NOK	251,748	HSBC Bank PLC	12/19/18	$(36)
USD	56,020	NZD	85,000	State Street Bank and Trust Co.	12/19/18	(348)
USD	1,391,000	RUB	95,471,430	Natwest Markets PLC	12/19/18	(54,838)
USD	31,000	SEK	274,085	State Street Bank and Trust Co.	12/19/18	(51)
USD	1,291,000	TRY	8,643,498	BNP Paribas S.A.	12/19/18	(70,915)
USD	86,000	TWD	2,630,155	Morgan Stanley & Co. International PLC	12/19/18	(897)
USD	86,000	TWD	2,630,585	Morgan Stanley & Co. International PLC	12/19/18	(911)
USD	2,400,000	TWD	73,515,600	Morgan Stanley & Co. International PLC	12/19/18	(28,863)
USD	6,799,000	TWD	207,935,177	Morgan Stanley & Co. International PLC	12/19/18	(70,916)
USD	1,331,000	ZAR	20,075,739	BNP Paribas S.A.	12/19/18	(74,099)
ARS	9,423,350	USD	229,000	Citibank N.A.	12/28/18	(23,317)

						(1,639,350)

	Net Unrealized Appreciation					$230,832

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call
2Y-10Y CMS Index Cap	0.21%	Goldman Sachs International	5/29/20	USD	26,204	$30,448	$40,616	$(10,168)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note	78	10/05/18	USD	119.00	USD	9,282	$26,813
SPDR S&P 500 ETF Trust	343	10/19/18	USD	295.00	USD	10,119	22,981
iShares China Large-Cap ETF	138	10/19/18	USD	43.00	USD	593	9,936
iShares MSCI Emerging Markets ETF	177	10/19/18	USD	44.00	USD	779	4,868
iShares U.S. Home Construction ETF	170	10/19/18	USD	42.00	USD	714	1,275
SPDR S&P 500 ETF Trust	33	12/21/18	USD	285.00	USD	941	36,844
SPDR S&P 500 ETF Trust	70	12/20/19	USD	300.00	USD	2,100	107,905

							210,622

Put
SPDR S&P 500 ETF Trust	554	10/19/18	USD	278.00	USD	15,401	27,146
SPDR S&P 500 ETF Trust	777	10/19/18	USD	280.00	USD	21,756	45,454
SPDR S&P 500 ETF Trust	400	10/19/18	USD	282.00	USD	11,280	28,200
10-Year U.S. Treasury Note	416	10/26/18	USD	118.50	USD	49,296	117,000
Healthcare Select Sector SPDR	95	11/16/18	USD	92.00	USD	874	6,080

							223,880

							$434,502

24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Down-and-In	Deutsche Bank AG	10/11/18	BRL	4.08	BRL	3.75	USD	516	$3,617
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	10/25/18	MXN	16.50	MXN	16.50	USD	86	5
USD Currency	One-Touch	Deutsche Bank AG	10/31/18	BRL	3.60	BRL	3.60	USD	17	2,314
USD Currency	One-Touch	Deutsche Bank AG	10/31/18	BRL	3.60	BRL	3.60	USD	86	12,008
USD Currency	Down-and-Out	Deutsche Bank AG	11/08/18	BRL	3.90	BRL	3.65	USD	1,595	5,350

										23,294

Put
AUD Currency	One-Touch	Citibank N.A.	10/01/18	USD	0.72	USD	0.72	AUD	500	10,505
EUR Currency	One-Touch	Citibank N.A.	10/09/18	USD	1.14	USD	1.14	EUR	500	40,817
EUR Currency	One-Touch	Citibank N.A.	10/09/18	USD	1.16	USD	1.16	EUR	343	166,007
AUD Currency	One-Touch	Citibank N.A.	10/10/18	USD	0.72	USD	0.72	AUD	200	30,543
AUD Currency	One-Touch	Deutsche Bank AG	10/22/18	USD	0.72	USD	0.72	AUD	300	58,472
EUR Currency	One-Touch	Citibank N.A.	10/25/18	USD	1.16	USD	1.16	EUR	343	126,426
USD Currency	One-Touch	Deutsche Bank AG	10/31/18	BRL	3.70	BRL	3.70	USD	42	5,738

										438,508

										$461,802

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap, 10/03/23	3-Month LIBOR, 2.40%	Quarterly	2.83%	Semi-annual	Goldman Sachs International	10/01/18	2.83%	USD	11,167	$—
5-Year Interest Rate Swap, 10/03/23	3-Month LIBOR, 2.40%	Quarterly	2.88	Semi-annual	JPMorgan Chase Bank N.A.	10/01/18	2.88	USD	17,029	—
5-Year Interest Rate Swap, 10/12/23	3-Month LIBOR, 2.40%	Quarterly	3.00	Semi-annual	Citibank N.A.	10/10/18	3.00	USD	75,000	33,251
5-Year Interest Rate Swap, 10/25/23	3-Month LIBOR, 2.40%	Quarterly	2.87	Semi-annual	Citibank N.A.	10/23/18	2.87	USD	16,079	2,388
30-Year Interest Rate Swap, 10/31/48	3-Month LIBOR, 2.40%	Quarterly	3.07	Semi-annual	JPMorgan Chase Bank N.A.	10/29/18	3.07	USD	3,400	20,834
5-Year Interest Rate Swap, 11/21/23	3-Month LIBOR, 2.40%	Quarterly	3.01	Semi-annual	JPMorgan Chase Bank N.A.	11/19/18	3.01	USD	9,720	19,186

										$75,659

25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 10/19/23	2.48%	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	JPMorgan Chase Bank N.A.	10/17/18	2.48%	USD	4,720	$129,927
5-Year Interest Rate Swap, 02/23/24	3.14	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	JPMorgan Chase Bank N.A.	02/21/19	3.14	USD	20,333	120,138
5-Year Interest Rate Swap, 03/16/24	3.20	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	JPMorgan Chase Bank N.A.	03/14/19	3.20	USD	8,353	44,452

										294,517

										$370,176

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	10/05/18	TWD	31.00	USD	883	$26
USD Currency	Natwest Markets PLC	10/05/18	BRL	3.80	USD	733	36,081
USD Currency	BNP Paribas S.A.	10/10/18	BRL	4.25	USD	700	1,154
USD Currency	Natwest Markets PLC	10/10/18	BRL	3.85	USD	1,400	55,978
USD Currency	Morgan Stanley & Co. International PLC	10/10/18	BRL	4.00	USD	1,400	21,762
USD Currency	BNP Paribas S.A.	10/11/18	ZAR	13.75	USD	505	16,158
USD Currency	HSBC Bank USA N.A.	10/17/18	TWD	30.00	USD	18,000	290,466
USD Currency	BNP Paribas S.A.	11/21/18	BRL	4.09	USD	735	22,161
GBP Currency	Citibank N.A.	01/15/19	USD	1.38	GBP	8,448	47,216

							491,002

Put
EUR Currency	Citibank N.A.	10/02/18	USD	1.16	EUR	8,600	18,283
USD Currency	BNP Paribas S.A.	10/04/18	BRL	4.10	USD	513	14,283
USD Currency	Morgan Stanley & Co. International PLC	10/04/18	MXN	18.00	USD	2,569	41
USD Currency	Morgan Stanley & Co. International PLC	10/05/18	BRL	4.12	USD	516	16,645
EUR Currency	Morgan Stanley & Co. International PLC	10/09/18	USD	1.15	EUR	15,000	26,037
USD Currency	JPMorgan Chase Bank N.A.	10/09/18	JPY	108.00	USD	25,000	—
EUR Currency	BNP Paribas S.A.	10/11/18	USD	1.16	EUR	8,561	32,453
EUR Currency	Deutsche Bank AG	10/11/18	USD	1.14	EUR	17,141	7,563
EUR Currency	JPMorgan Chase Bank N.A.	10/11/18	USD	1.16	EUR	8,600	34,169
USD Currency	JPMorgan Chase Bank N.A.	10/11/18	ZAR	13.35	USD	673	222
USD Currency	Citibank N.A.	10/18/18	ZAR	14.50	USD	556	17,030
USD Currency	Citibank N.A.	10/18/18	ZAR	13.80	USD	556	2,802
AUD Currency	JPMorgan Chase Bank N.A.	10/19/18	USD	0.72	AUD	10,000	23,442

26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
EUR Currency	Morgan Stanley & Co. International PLC	—	10/19/18	USD	1.16	EUR	4,250	$19,309
EUR Currency	Morgan Stanley & Co. International PLC	—	10/19/18	USD	1.16	EUR	4,300	19,665
USD Currency	Citibank N.A.	—	10/19/18	MXN	19.00	USD	1,222	22,325
USD Currency	Citibank N.A.	—	10/19/18	TRY	6.36	USD	350	17,869
USD Currency	Citibank N.A.	—	10/29/18	ZAR	14.00	USD	2,500	32,747
USD Currency	Morgan Stanley & Co. International PLC	—	11/06/18	JPY	104.00	USD	740	7
USD Currency	Citibank N.A.	—	11/15/18	JPY	107.00	USD	13,058	5,824
GBP Currency	Citibank N.A.	—	01/15/19	USD	1.28	GBP	8,448	128,489

								439,205

								$930,207

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Invesco QQQ Trust	94	10/19/18	USD	173.00	USD	1,626	$(2,867)
Invesco QQQ Trust	112	10/19/18	USD	172.00	USD	1,926	(3,024)
SPDR S&P 500 ETF Trust	554	10/19/18	USD	269.00	USD	14,903	(15,235)
SPDR S&P500 ETF Trust	1,177	10/19/18	USD	272.00	USD	32,014	(38,253)
10-Year U.S. Treasury Note	416	10/26/18	USD	117.50	USD	48,880	(26,000)
Invesco QQQ Trust	49	11/16/18	USD	174.00	USD	853	(6,419)

							$(91,798)

Interest Rate Caps Written

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call
2Y-10Y CMS Index Cap	0.71%	Goldman Sachs International	5/29/20	USD	26,204	$(6,366)	$(11,792)	$5,426

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range	Notional Amount (000)		Value
Call
USD
Currency	Down-and-In	Morgan Stanley & Co. International PLC	10/11/18	BRL	4.08	BRL 3.75	USD	(516)	$(3,617)
Put
USD
Currency	Up-and-In	BNP Paribas S.A.	11/21/18	BRL	4.11	BRL 4.46	USD	(735)	(21,325)

									$(24,942)

27

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 10/25/23	2.62%	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	Citibank N.A.	10/23/18	2.62%	USD	16,079	$(39)
5-Year Interest Rate Swap, 02/23/24	2.74	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	JPMorgan Chase Bank N.A.	02/21/19	2.74	USD	10,167	(15,764)
2-Year Interest Rate Swap, 06/27/21	2.70	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	Goldman Sachs International	06/25/19	2.70	USD	17,390	(18,077)

										(33,880)

Put
5-Year Interest Rate Swap, 11/21/23	3-Month LIBOR, 2.40%	Quarterly	3.26	Semi-annual	JPMorgan Chase Bank N.A.	11/19/18	3.26	USD	9,720	(7,666)
5-Year Interest Rate Swap, 12/29/23	3-Month LIBOR, 2.40%	Quarterly	3.18	Semi-annual	Citibank N.A.	12/27/18	3.18	USD	10,368	(33,524)
2-Year Interest Rate Swap, 06/27/21	3-Month LIBOR, 2.40%	Quarterly	3.30	Semi-annual	Goldman Sachs International	06/25/19	3.30	USD	26,085	(60,574)
5-Year Interest Rate Swap, 06/28/24	3-Month LIBOR, 2.40%	Semi-annual	0.78	Annual	Barclays Bank PLC	06/26/19	0.78	EUR	12,870	(54,530)

										(156,294)

										$(190,174)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	BNP Paribas S.A.	10/04/18	BRL	4.45	USD	513	$—
USD Currency	Natwest Markets PLC	10/05/18	BRL	3.96	USD	1,100	(16,080)
USD Currency	Natwest Markets PLC	10/10/18	BRL	4.00	USD	1,400	(21,778)
USD Currency	Morgan Stanley & Co. International PLC	10/10/18	BRL	4.25	USD	1,400	(2,271)
USD Currency	JPMorgan Chase Bank N.A.	10/11/18	ZAR	13.75	USD	505	(15,920)
USD Currency	Morgan Stanley & Co. International PLC	10/17/18	TWD	30.00	USD	18,000	(290,466)
USD Currency	Goldman Sachs International	11/21/18	BRL	4.10	USD	733	(21,477)

							(367,992)

28

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	JPMorgan Chase Bank N.A.	10/02/18	USD	1.16	EUR	8,600	$(19,121)
USD Currency	Deutsche Bank AG	10/05/18	BRL	4.12	USD	516	(11,206)
EUR Currency	Goldman Sachs International	10/11/18	USD	1.14	EUR	17,141	(7,642)
USD Currency	Citibank N.A.	10/18/18	ZAR	13.80	USD	833	(4,134)
AUD Currency	Bank of America N.A.	10/19/18	USD	0.72	AUD	10,000	(23,261)
USD Currency	Citibank N.A.	10/19/18	TRY	5.96	USD	525	(5,515)
USD Currency	Citibank N.A.	11/15/18	JPY	104.00	USD	13,594	(653)

							(71,532)

							$(439,524)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	4,090	$(334,810)	$(285,143)	$(49,667)
ITRAXX.XO.28.V1	5.00	Quarterly	12/20/22	EUR	520	(59,972)	(61,372)	1,400
ITRAXX.EUR.29.V1	1.00	Quarterly	06/20/23	EUR	440	(10,030)	(9,675)	(355)
CDX.NA.IG.31.V1	1.00	Quarterly	12/20/23	USD	24,853	(487,903)	(468,229)	(19,674)
ITRAXX.EUR.30.V1	1.00	Quarterly	12/20/23	EUR	7,950	(153,103)	(146,749)	(6,354)
ITRAXX.FINSR.30.V1	1.00	Quarterly	12/20/23	EUR	6,540	(66,502)	(75,481)	8,979
ITRAXX.XO.30.V1	5.00	Quarterly	12/20/23	EUR	1,900	(238,312)	(240,398)	2,086

						$(1,350,632)	$(1,287,047)	$(63,585)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	A-	EUR	1,318	$26,034	$17,429	$8,605
ITRAXX.FINSR.29.V1	1.00	Quarterly	06/20/23	A-	EUR	1,020	16,388	19,740	(3,352)

							$42,422	$37,169	$5,253

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

29

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 8.12%	Monthly	7.31%	Monthly	N/A	10/04/18	MXN	31,000	$(1,126)	$1	$(1,127)
3-Month LIBOR, 2.40%	Quarterly	1.19	Semi-annual	N/A	11/14/18	USD	8,063	23,633	—	23,633
7.36	Monthly	1-Month MXIBOR, 8.12%	Monthly	N/A	01/28/19	MXN	94,316	15,734	5	15,729
3-Month LIBOR, 2.40%	Quarterly	1.75	Semi-annual	N/A	03/31/19	USD	9,000	(37,598)	42	(37,640)
3-Month LIBOR, 2.40%	Quarterly	1.74	Semi-annual	N/A	03/31/19	USD	13,000	(54,509)	60	(54,569)
3-Month LIBOR, 2.40%	Quarterly	1.65	Semi-annual	N/A	03/31/19	USD	18,000	(84,255)	—	(84,255)
6-Month EURIBOR, (0.27)%	Semi-annual	0.18	Annual	N/A	08/24/19	EUR	4,640	3,585	41	3,544
1-Month MXIBOR, 8.12%	Monthly	7.06	Monthly	N/A	10/03/19	MXN	6,000	(3,551)	2	(3,553)
6-Month GBP LIBOR, 0.90%	Semi-annual	0.79	Semi-annual	N/A	10/06/19	GBP	490	(1,596)	4	(1,600)
1-Month MXIBOR, 8.12%	Monthly	7.13	Monthly	N/A	10/10/19	MXN	105,000	(57,791)	49	(57,840)
3-Month LIBOR, 2.40%	Quarterly	2.20	Semi-annual	N/A	12/31/19	USD	32,000	(82,192)	386	(82,578)
3-Month LIBOR, 2.40%	Quarterly	2.21	Semi-annual	N/A	12/31/19	USD	17,000	(40,754)	205	(40,959)
3-Month LIBOR, 2.40%	Quarterly	2.49	Semi-annual	N/A	12/31/19	USD	46,000	79,092	555	78,537
6-Month GBP LIBOR, 0.90%	Semi-annual	1.14	Semi-annual	N/A	04/19/20	GBP	100	250	1	249
6-Month GBP LIBOR, 0.90%	Semi-annual	1.02	Semi-annual	N/A	05/10/20	GBP	320	(130)	4	(134)
6-Month GBP LIBOR, 0.90%	Semi-annual	0.94	Semi-annual	N/A	06/01/20	GBP	110	(289)	(69)	(220)
3-Month LIBOR, 2.40%	Quarterly	2.87	Semi-annual	10/03/18(a)	06/30/20	USD	29,000	(43,188)	487	(43,675)
6-Month GBP LIBOR, 0.90%	Semi-annual	1.13	Semi-annual	N/A	09/14/20	GBP	500	(180)	(88)	(92)
6-Month GBP LIBOR, 0.90%	Semi-annual	1.13	Semi-annual	N/A	09/19/20	GBP	410	(880)	(202)	(678)
1-Month MXIBOR, 8.12%	Monthly	6.93	Monthly	N/A	10/01/20	MXN	37,000	(39,226)	23	(39,249)
1-Month MXIBOR, 8.12%	Monthly	7.66	Monthly	N/A	02/22/21	MXN	41,463	(12,797)	31	(12,828)
3-Month LIBOR, 2.40%	Quarterly	2.71	Semi-annual	N/A	03/15/21	USD	1,716	(11,882)	24	(11,906)
1.95	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/31/21	USD	7,250	165,563	81	165,482

30

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 2.40%	Quarterly	1.26%	Semi-annual	N/A	07/07/21	USD	5,955	$(295,023)	$24,201	$(319,224)
6-Month EURIBOR, (0.27)%	Semi-annual	0.31	Annual	08/10/20(a)	08/10/21	EUR	1,553	(978)	31	(1,009)
3-Month STIBOR, (0.46)%	Quarterly	0.41	Annual	08/10/20(a)	08/10/21	SEK	14,160	(3,126)	27	(3,153)
6-Month EURIBOR, (0.27)%	Semi-annual	0.24	Annual	08/20/20(a)	08/20/21	EUR	1,739	(2,744)	34	(2,778)
2.15	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	08/31/21	USD	1,650	40,882	20	40,862
3-Month LIBOR, 2.40%	Quarterly	2.14	Semi-annual	N/A	08/31/21	USD	20,500	(517,386)	248	(517,634)
3-Month LIBOR, 2.40%	Quarterly	1.96	Semi-annual	N/A	08/31/21	USD	5,300	(161,103)	—	(161,103)
3-Month LIBOR, 2.40%	Quarterly	1.20	Semi-annual	N/A	09/12/21	USD	1,635	(85,813)	—	(85,813)
1-Month MXIBOR, 8.12%	Monthly	7.87	Monthly	N/A	09/24/21	MXN	98,066	(1,697)	88	(1,785)
1-Month MXIBOR, 8.12%	Monthly	7.86	Monthly	N/A	09/24/21	MXN	98,689	(3,130)	88	(3,218)
6-Month EURIBOR, (0.27)%	Semi-annual	0.43	Annual	09/28/20(a)	09/28/21	EUR	1,436	381	29	352
1.16	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	10/03/21	USD	500	27,060	5	27,055
3-Month LIBOR, 2.40%	Quarterly	1.81	Semi-annual	N/A	11/30/21	USD	15,000	(496,567)	—	(496,567)
3-Month LIBOR, 2.40%	Quarterly	1.82	Semi-annual	N/A	11/30/21	USD	5,000	(164,011)	70	(164,081)
1.98	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	02/28/22	USD	13,950	489,690	211	489,479
3-Month LIBOR, 2.40%	Quarterly	2.07	Semi-annual	N/A	02/28/22	USD	11,100	(355,608)	167	(355,775)
3-Month LIBOR, 2.40%	Quarterly	2.02	Semi-annual	N/A	05/11/22	USD	9,283	(284,625)	—	(284,625)
2.48	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/31/22	USD	18,700	251,356	302	251,054
2.94	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	08/31/22	USD	26,260	97,401	439	96,962
3-Month LIBOR, 2.40%	Quarterly	2.16	Semi-annual	N/A	09/29/22	USD	1,860	(62,799)	—	(62,799)
1-Month MXIBOR, 8.12%	Monthly	6.89	Monthly	N/A	09/29/22	MXN	20,000	(37,947)	16	(37,963)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.11	Semi-annual	N/A	10/06/22	JPY	38,000	12	5	7
7.11	Monthly	1-Month MXIBOR, 8.12%	Monthly	N/A	10/14/22	MXN	14,909	21,848	11	21,837
7.11	Monthly	1-Month MXIBOR, 8.12%	Monthly	N/A	10/14/22	MXN	19,651	28,980	15	28,965

31

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.40%	Quarterly	2.12%	Semi-annual	N/A	10/30/22	USD	3,500	$(109,560)	$(3,970)	$(105,590)
2.02	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	10/30/22	USD	2,000	71,136	5,902	65,234
3-Month LIBOR, 2.40%	Quarterly	2.26	Semi-annual	N/A	12/14/22	USD	1,735	(45,199)	27	(45,226)
1.07	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	N/A	12/20/22	GBP	180	2,844	7	2,837
6-Month JPY LIBOR, 0.02%	Semi-annual	0.14	Semi-annual	N/A	01/22/23	JPY	64,000	291	9	282
2.22	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	01/22/23	USD	1,830	62,998	29	62,969
3-Month LIBOR, 2.40%	Quarterly	2.50	Semi-annual	N/A	01/25/23	USD	2,790	(63,015)	44	(63,059)
3-Month LIBOR, 2.40%	Quarterly	2.51	Semi-annual	N/A	01/26/23	USD	2,706	(60,044)	43	(60,087)
2.66	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	02/15/23	USD	5,255	84,779	84	84,695
2.65	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	03/05/23	USD	4,634	77,272	75	77,197
1.41	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	N/A	04/19/23	GBP	50	(157)	2	(159)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.12	Semi-annual	N/A	04/24/23	JPY	3,065,000	(8,184)	499	(8,683)
2.94	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/04/23	USD	3,590	(12,195)	59	(12,254)
1.33	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	N/A	05/10/23	GBP	130	292	6	286
6-Month JPY LIBOR, 0.02%	Semi-annual	0.15	Semi-annual	N/A	08/09/23	JPY	24,000	44	4	40
2.92	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	09/04/23	USD	3,139	19,543	56	19,487
1.39	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	N/A	09/14/23	GBP	170	503	275	228
1.42	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	N/A	09/19/23	GBP	160	192	208	(16)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.14	Semi-annual	N/A	09/20/23	JPY	53,000	(199)	9	(208)
3.00	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	10/25/18(a)	10/25/23	USD	3,313	11,465	60	11,405
3.11	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	11/21/18(a)	11/21/23	USD	5,640	(6,825)	103	(6,928)
2.94	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/31/18(a)	12/31/23	USD	2,902	21,647	51	21,596
3-Month LIBOR, 2.40%	Quarterly	2.94	Semi-annual	02/25/19(a)	02/25/24	USD	9,948	(78,719)	181	(78,900)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.17	Semi-annual	03/20/19(a)	03/20/24	JPY	319,000	(2,445)	59	(2,504)

32

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month WIBOR, 1.69%	Semi-annual	2.61%	Annual	03/20/19(a)	03/20/24	PLN	1,670	$(1,066)	$8	$(1,074)
6-Month WIBOR, 1.69%	Semi-annual	2.61	Annual	03/20/19(a)	03/20/24	PLN	840	(473)	4	(477)
0.54	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	06/28/19(a)	06/28/24	EUR	3,544	14,123	84	14,039
1.71	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/05/26	USD	92	8,367	1	8,366
1.70	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/05/26	USD	6,150	561,575	37	561,538
1.73	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/25/26	USD	290	25,930	—	25,930
1.74	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/25/26	USD	210	18,604	—	18,604
1.72	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/25/26	USD	220	19,786	3	19,783
1.73	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/26/26	USD	740	65,985	11	65,974
1.76	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	11/10/26	USD	1,363	126,387	22	126,365
1.74	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	11/16/26	USD	6,380	601,432	19,785	581,647
2.37	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	12/15/26	USD	920	42,849	—	42,849
1.80	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	01/30/27	USD	2,520	243,987	25,563	218,424
1.80	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	01/31/27	USD	2,600	251,671	23,726	227,945
2.31	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	07/28/27	USD	2,570	158,099	48	158,051
0.29	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	10/06/27	JPY	17,000	288	3	285
2.39	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	10/31/27	USD	1,300	65,968	4,258	61,710
3.06	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	11/15/27	USD	5,500	(7,957)	106	(8,063)
2.28	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	12/08/27	USD	2,354	142,436	45	142,391
0.36	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	01/22/28	JPY	31,000	(611)	6	(617)
7.64	Quarterly	3-Month JIBAR, 7.00%	Quarterly	N/A	03/06/28	ZAR	12,295	46,973	36	46,937
7.66	Quarterly	3-Month JIBAR, 7.00%	Quarterly	N/A	03/06/28	ZAR	12,480	46,513	37	46,476
6-Month JPY LIBOR, 0.02%	Semi-annual	0.31	Semi-annual	N/A	04/24/28	JPY	1,690,775	(35,958)	336	(36,294)
0.32	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	04/25/28	JPY	40,000	595	8	587

33

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.09%	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	04/27/28	USD	540	$(4,031)	$10	$(4,041)
3.05	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	04/30/28	USD	2,235	(9,048)	43	(9,091)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.35	Semi-annual	N/A	05/01/28	JPY	575,000	4,692	112	4,580
3.07	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	06/14/28	USD	2,140	(9,313)	41	(9,354)
3.05	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	06/18/28	USD	1,410	(4,831)	(10,758)	5,927
7.94	Quarterly	3-Month JIBAR, 7.00%	Quarterly	N/A	06/20/28	ZAR	17,240	44,319	31	44,288
7.94	Quarterly	3-Month JIBAR, 7.00%	Quarterly	N/A	06/20/28	ZAR	11,985	31,093	22	31,071
0.28	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	07/09/28	JPY	18,000	1,127	4	1,123
2.94	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	07/17/28	USD	4,726	62,358	96	62,262
0.34	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	08/02/28	JPY	27,000	372	5	367
0.39	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	08/06/28	JPY	40,000	(1,021)	8	(1,029)
0.38	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	08/09/28	JPY	12,000	(266)	2	(268)
3-Month LIBOR, 2.40%	Quarterly	3.08	Semi-annual	N/A	09/04/28	USD	1,600	(3,475)	33	(3,508)
3-Month LIBOR, 2.40%	Quarterly	3.06	Semi-annual	N/A	09/05/28	USD	1,560	(6,128)	32	(6,160)
3-Month LIBOR, 2.40%	Quarterly	3.10	Semi-annual	N/A	09/06/28	USD	1,641	(777)	34	(811)
3-Month LIBOR, 2.40%	Quarterly	3.10	Semi-annual	N/A	09/06/28	USD	1,638	(1,488)	34	(1,522)
1.55	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	N/A	09/10/28	GBP	90	1,147	115	1,032
1.64	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	N/A	09/19/28	GBP	80	69	239	(170)
0.35	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	09/20/28	JPY	26,000	314	5	309
3.04	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	02/16/19(a)	02/16/29	USD	1,435	13,098	30	13,068
0.39	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	03/2019(a)	03/20/29	JPY	160,000	3,214	33	3,181
3.04	Annual	6-Month WIBOR, 1.69%	Semi-annual	03/2019(a)	03/20/29	PLN	10,530	13,880	58	13,822
8.85	Quarterly	3-Month JIBAR, 7.00%	Quarterly	03/2019(a)	03/20/29	ZAR	4,200	(4,063)	6	(4,069)
0.40	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	03/2019(a)	03/20/29	JPY	12,000	142	2	140
3-Month STIBOR, (0.46)%	Quarterly	1.37	Annual	03/2019(a)	03/20/29	SEK	2,910	(553)	8	(561)

34

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.01%	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	11/15/43	USD	80	$1,886	$3	$1,883
6-Month EURIBOR, (0.27)%	Semi-annual	1.52	Annual	N/A	07/04/44	EUR	110	(218)	183	(401)
2.62	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	05/11/47	USD	1,724	159,477	—	159,477
0.92	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	07/12/47	JPY	9,000	615	—	615
0.95	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A	02/22/48	JPY	3,500	94	1	93
6-Month JPY LIBOR, 0.02%	Semi-annual	0.85	Semi-annual	N/A	04/24/48	JPY	140,000	(32,760)	43	(32,803)
3-Month LIBOR, 2.40%	Quarterly	3.12	Semi-annual	N/A	04/27/48	USD	870	7,038	22	7,016
3-Month LIBOR, 2.40%	Quarterly	3.18	Semi-annual	N/A	05/18/48	USD	770	14,728	20	14,708
3-Month LIBOR, 2.40%	Quarterly	3.01	Semi-annual	N/A	07/13/48	USD	3,035	(65,579)	83	(65,662)
2.96	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	07/13/48	USD	1,454	46,189	40	46,149
6-Month JPY LIBOR, 0.02%	Semi-annual	0.99	Semi-annual	N/A	08/23/48	JPY	315,000	12,932	94	12,838
6-Month GBP LIBOR, 0.90%	Semi-annual	1.65	Semi-annual	N/A	09/10/48	GBP	20	(632)	(67)	(565)
6-Month GBP LIBOR, 0.90%	Semi-annual	1.74	Semi-annual	N/A	09/19/48	GBP	40	(48)	(235)	187
3.18	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	N/A	10/01/48	USD	870	(9,868)	24	(9,892)

								$927,618	$96,054	$831,564

(a)	Forward swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.35%	At Termination	UK Retail Price Index All Items Monthly	At Termination	09/15/23	GBP	140	$(1,371)	$7	$(1,378)

35

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays PLC	1.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	270	$2,363	$1,118	$1,245
Lloyds Banking Group PLC	1.00	Quarterly	Bank of America N.A.	12/20/23	EUR	270	549	(642)	1,191
Republic of Argentina	5.00	Quarterly	Citibank N.A.	12/20/23	USD	1,599	19,637	90,339	(70,702)
Republic of Brazil	1.00	Quarterly	Goldman Sachs International	12/20/23	USD	1,360	95,132	121,249	(26,117)
Republic of Brazil	1.00	Quarterly	Citibank N.A.	12/20/23	USD	3,943	275,789	347,716	(71,927)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/23	USD	281	1,169	2,257	(1,088)
Republic of Philippines	1.00	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,787	(30,601)	(13,772)	(16,829)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	768	35,173	46,311	(11,138)
Kingdom of Bahrain	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	85	8,159	9,907	(1,748)
British Telecommunications PLC	1.00	Quarterly	Goldman Sachs International	12/20/23	EUR	50	(796)	(594)	(202)
British Telecommunications PLC	1.00	Quarterly	Citibank N.A.	12/20/23	EUR	100	(1,591)	(1,127)	(464)
British Telecommunications PLC	1.00	Quarterly	Citibank N.A.	12/20/23	EUR	50	(795)	(563)	(232)
Centrica PLC	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	50	(582)	(509)	(73)
Intesa Sanpaolo PlC	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	160	4,592	5,100	(508)
Telefonica Emisiones SAU	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	80	(139)	(191)	52
United Mexican States	1.00	Quarterly	Citibank N.A.	12/20/23	USD	780	4,193	7,864	(3,671)
United Mexican States	1.00	Quarterly	Citibank N.A.	12/20/23	USD	520	2,796	5,243	(2,447)
United Mexican States	1.00	Quarterly	Goldman Sachs International	12/20/23	USD	4,451	23,929	43,022	(19,093)

							$438,977	$662,728	$(223,751)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Deutsche Bank AG	09/17/58	BBB-	USD	1,350	$(80,010)	$(140,695)	$60,685
CMBX.NA.6	2.00	Monthly	Morgan Stanley & Co. International PLC	05/11/63	A+	USD	30	(360)	(1,159)	799

								$(80,370)	$(141,854)	$61,484

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

36

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 8.12%	Monthly	7.07%	Monthly	Citibank N.A.	N/A		11/21/18	MXN	30,000	$(2,769)	$—	$(2,769)
1-Month MXIBOR, 8.12%	Monthly	7.06	Monthly	JPMorgan Chase Bank N.A.	N/A		11/21/18	MXN	36,000	(3,354)	—	(3,354)
1-Month MXIBOR, 8.12%	Monthly	6.98	Monthly	JPMorgan Chase Bank N.A.	N/A		11/28/18	MXN	29,045	(4,248)	—	(4,248)
1-Month MXIBOR, 8.12%	Monthly	6.98	Monthly	Citibank N.A.	N/A		11/28/18	MXN	51,200	(7,488)	—	(7,488)
3-Month KRW CDC, 1.71%	Quarterly	1.21	Quarterly	BNP Paribas S.A.	N/A		08/17/19	KRW	1,600,000	(8,697)	—	(8,697)
3-Month KRW CDC, 1.71%	Quarterly	1.21	Quarterly	JPMorgan Chase Bank N.A.	N/A		08/18/19	KRW	1,600,000	(8,600)	—	(8,600)
8.53	At Termination	1-day BZDIOVER, 0.02%	At Termination	Goldman Sachs International	N/A		01/02/20	BRL	38,000	(31,735)	—	(31,735)
1-day BZDIOVER, 0.02%	At Termination	9.48	At Termination	Citibank N.A.	N/A		01/02/20	BRL	2,820	29,527	—	29,527
1-day BZDIOVER, 0.02%	At Termination	9.50	At Termination	Citibank N.A.	N/A		01/02/20	BRL	2,819	29,917	—	29,917
1-day BZDIOVER, 0.02%	At Termination	10.8	At Termination	Bank of America N.A.	N/A		01/02/23	BRL	90	(16)	—	(16)
3-Month MIBOR, 6.60%	Quarterly	7.15	Quarterly	Morgan Stanley & Co. International PLC	12/19/18	(a)	12/19/23	INR	8,830	(1,860)	—	(1,860)
3.12	Quarterly	7-Day China Fixing Rate, 1.35%	Quarterly	Bank of America N.A.	12/19/18	(a)	12/19/23	CNY	1,490	1,804	—	1,804
3.18	Quarterly	7-Day China Fixing Rate, 1.35%	Quarterly	Deutsche Bank AG	12/19/18	(a)	12/19/23	CNY	808	631	—	631
3.19	Quarterly	7-Day China Fixing Rate, 1.35%	Quarterly	JPMorgan Chase Bank N.A.	12/19/18	(a)	12/19/23	CNY	1,919	1,466	—	1,466
3.19	Quarterly	7-Day China Fixing Rate, 1.35%	Quarterly	BNP Paribas S.A.	12/19/18	(a)	12/19/23	CNY	100	73	—	73
3.19	Quarterly	7-Day China Fixing Rate, 1.35%	Quarterly	Bank of America N.A.	12/19/18	(a)	12/19/23	CNY	2,423	1,771	—	1,771
3.23	Quarterly	7-Day China Fixing Rate, 1.35%	Quarterly	Bank of America N.A.	12/19/18	(a)	12/19/23	CNY	1,151	535	—	535
3.25	Quarterly	7-Day China Fixing Rate, 1.35%	Quarterly	Citibank N.A.	12/19/18	(a)	12/19/23	CNY	1,660	550	—	550
3.29	Quarterly	7-Day China Fixing Rate, 1.35%	Quarterly	Societe Generale	12/19/18	(a)	12/19/23	CNY	1,580	129	—	129
1.96	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Societe Generale	12/19/18	(a)	12/19/23	KRW	249,910	1,066	—	1,066

37

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.10%	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	JPMorgan Chase Bank N.A.	12/19/18	(a)	12/19/23	KRW	249,770	$(404)	$—	$(404)
3-Month MIBOR, 6.60%	Quarterly	7.16	Quarterly	Bank of America N.A.	12/19/18	(a)	12/19/23	INR	9,418	(1,915)	—	(1,915)
3-Month MIBOR, 6.60%	Quarterly	7.20	Quarterly	Citibank N.A.	12/19/18	(a)	12/19/23	INR	4,415	(813)	—	(813)
1-day BZDIOVER, 0.02%	At Termination	10.0	At Termination	Bank of America N.A.	12/19/18	(a)	01/02/25	BRL	79	(1,500)	—	(1,500)

										$(5,930)	$—	$(5,930)

(a)	Forward swap.

OTC Inflation Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP ex Tobacco NSA	At Termination	1.47%	At Termination	Goldman Sachs International	N/A	09/15/23	EUR	400	$(213)	$—	$(213)
UK Retail Price Index All Items Monthly	At Termination	3.51	At Termination	Goldman Sachs International	N/A	09/15/23	GBP	400	634	—	634

									$421	$—	$421

OTC Total Return — Volatility Swaps

Reference Entity	Variance Strike Price (a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
USD vs. JPY Spot Exchange Rate	8.90%	Deutsche Bank AG	04/03/19	USD	462	$(3,281)	$—	$(3,281)
USD vs. JPY Spot Exchange Rate	8.90%	Deutsche Bank AG	04/03/19	USD	462	(3,281)	—	(3,281)
USD vs. JPY Spot Exchange Rate	8.73%	Deutsche Bank AG	04/03/19	USD	835	(5,119)	—	(5,119)

						$(11,681)	$—	$(11,681)

(a)	At expiration, the Fund pays the difference between the realized variance and predetermined variance strike price multiplied by the notional amount.

38

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$11,769,950	$—	$11,769,950
Common Stocks	51,300	—	—	51,300
Corporate Bonds	—	73,701,980	—	73,701,980
Floating Rate Loan Interests	—	—	2,099,862	2,099,862
Foreign Agency Obligations	—	76,724,498	—	76,724,498
Investment Companies	10,177,011	—	—	10,177,011
Municipal Bonds	—	563,950	—	563,950
Non-Agency Mortgage-Backed Securities	—	7,403,301	414,542	7,817,843
Preferred Securities	—	4,913,456	—	4,913,456
U.S. Government Sponsored Agency Securities	—	50,206,570	—	50,206,570
U.S. Treasury Obligations	—	73,111,978	—	73,111,978
Warrants	—	3,000	—	3,000
Short-Term Securities:
Borrowed Bond Agreement	—	3,420,838	—	3,420,838
Certificates of Deposit	—	1,760,791	—	1,760,791
Commercial Paper	—	1,392,338	—	1,392,338
Foreign Agency Obligations	—	3,729,185	—	3,729,185
Money Market Funds	4,052,502	—	—	4,052,502

39

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

	Level 1	Level 2	Level 3	Total
Options Purchased
Equity Contracts	$290,689	$—	$—	$290,689
Foreign Currency Exchange Contracts	—	1,392,009	—	1,392,009
Interest Contracts	143,813	400,624	—	544,437

	$14,715,315	$310,494,468	$2,514,404	$327,724,187

Liabilities:
Investments:
Borrowed Bonds	—	(3,382,884)	—	(3,382,884)
TBA Sale Commitments	—	(21,858,223)	—	(21,858,223)

Total Investments	$14,715,315	$285,253,360	$2,514,404	$302,483,080

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$1,870,182	$—	$1,870,182
Credit contracts	—	85,042	—	85,042
Equity contracts	14,364	—	—	14,364
Interest rate contracts	259,014	4,449,509		4,708,523
Other contracts	—	634	—	634
Liabilities:
Foreign currency exchange contracts	—	(2,103,816)	—	(2,103,816)
Credit contracts	—	(305,641)	—	(305,641)
Equity contracts	(91,328)	—	—	(91,328)
Interest rate contracts	(365,953)	(3,820,415)	—	(4,186,368)
Other contracts	—	(13,272)	—	(13,272)

	$(183,903)	$162,223	$—	$(21,680)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements payable of $12,880,832 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

40

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Strategic Global Bond Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2017	$2,800,000	$—	$1,374,752	$4,174,752
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(2,000,000)	—	(961,245)	(2,961,245)
Accrued discounts/premiums	—	—	1,073	1,073
Net realized gain (loss)	800	—	—	800
Net change in unrealized appreciation (depreciation)(a)	—	—	(38)	(38)
Purchases	—	2,300,604	—	2,300,604
Sales	(800,800)	(200,742)	—	(1,001,542)

Closing Balance, as of September 30, 2018	$—	$2,099,862	$414,542	$2,514,404

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(a)	$—	$—	$(38)	$(38)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

41

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: November 19, 2018